Consolidated Schedule of Investments (unaudited) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.28%, 06/15/36	USD	310	$309,291
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34		100	99,997
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.43%, 01/15/33		250	250,108
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.26%, 01/17/31		400	399,887
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 1.98%, 10/15/29		250	250,023
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34		250	249,428
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 1.18%, 05/15/36		110	110,034
Ares LV CLO Ltd., Series 2020-55A, Class ER, (3 mo. LIBOR US + 6.35%), 6.48%, 07/15/34		500	500,019
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.30%, 10/15/30		400	400,005
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.10%, 07/20/30		600	599,865
BDS Ltd., Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 1.15%, 06/16/36		270	270,000
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/20/31		500	499,869
Carlyle Global Market Strategies CLO Ltd., (3 mo. LIBOR US + 1.30%), 1.43%, 07/27/31		1,000	1,000,000
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.38%, 07/20/30		400	400,244
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.34%, 10/22/31		1,500	1,500,079
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.33%, 10/17/31		2,000	2,000,094
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.14%, 07/15/33		100	99,629
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/15/31		750	749,788
Dryden 49 Senior Loan Fund, (3 mo. LIBOR + 0.95%), (3 mo. LIBOR US + 0.95%), 1.08%, 07/18/30		750	749,818
Dryden 77 CLO Ltd., Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 05/20/34		250	249,565
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.58%, 10/15/30		250	250,304
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.37%, 04/15/33		500	501,000
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 1.26%, 07/19/34		250	250,128
Gulf Stream Meridian 4 Ltd.
Class A1, (3 mo. LIBOR US + 1.20%), 1.31%, 07/15/34.		290	290,050

Security		Par (000)	Value

Cayman Islands (continued)
Gulf Stream Meridian 4 Ltd. (continued)
Class A2, (3 mo. LIBOR US + 1.85%), 1.96%, 07/15/34.	USD	250	$250,443
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.47%, 04/15/33		1,000	1,000,760
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.38%, 07/15/36		160	160,181
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34		250	250,009
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.04%, 07/23/29		1,000	999,845
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.19%, 07/23/29		250	249,980
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class A, (1 mo. LIBOR US + 1.10%), 1.18%, 07/16/36		100	100,036
MP CLO VIII Ltd., Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 1.93%, 04/28/34		250	248,900
Neuberger Berman Loan Advisers Clo 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/16/35		125	124,708
OCP CLO Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.03%, 04/24/29		250	249,797
Series 2015-9A, Class A1R, (3 mo. LIBOR US + 0.80%), 0.93%, 07/15/27		91	90,813
Octagon Investment Partner Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.10%, 04/15/31		750	749,780
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.80%, 07/02/35		1,000	1,000,920
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.58%, 04/18/33		300	300,083
Palmer Square CLO Ltd., Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.26%, 05/21/34		250	251,381
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 6.93%, 02/14/34		250	243,747
Pikes Peak Clo 2, Series 2018-2A, Class A, (3 mo. LIBOR US + 1.29%), 1.42%, 01/18/32		250	250,119
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.25%, 07/20/34		260	259,858
RR 3 Ltd., Class 3A, (3 mo. LIBOR US + 1.40%), 1.53%, 01/15/30		1,125	1,114,916
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 1.23%, 07/20/34		250	250,350
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.09%, 04/16/31		500	500,180
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 1.76%, 07/15/34		325	325,254
TRESTLES CLO Ltd., Class A1R, (3 mo. LIBOR US + 0.99%), 1.12%, 04/25/32		250	249,878
Trimaran Cavu Ltd.
Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 07/20/32		250	250,959

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Trimaran Cavu Ltd. (continued)
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.28%, 07/20/32	USD	500	$501,571
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.41%, 04/15/33		335	335,592
Whitebox Clo I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.15%, 07/24/32		500	500,004

			22,789,289

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (1 mo. Euribor + 0.75%), 1.00%, 09/15/30(a)(c)(d)(e)	EUR	100	116,321

Ireland(a)(d) — 0.0%
Avoca CLO XXII DAC, Series 22X, Class B1, (3 mo. Euribor + 1.30%), 1.30%, 04/15/35		100	115,818
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. Euribor + 1.30%), 1.30%, 02/22/34		100	115,524
Henley CLO IV DAC, Series 4X, Class B1, (3 mo. Euribor + 1.35%), 1.35%, 04/25/34		100	114,776

			346,118

Spain — 0.0%
Autonoria Spain 2021 FT, Series 2021-SP, Class B, (1 mo. Euribor + 0.80%), 0.24%, 01/31/39(a)(d)		200	231,802

United States — 1.7%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.43%, 05/25/36(a)	USD	103	101,820
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.18%, 01/28/31		400	399,928
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.18%, 01/28/31		400	399,927
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/15/31(a)(b)		500	499,747
BHG Securitization Trust, Series 2021-A, Class A, 1.42%, 11/17/33(b)		159	159,681
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.68%, 04/15/30(a)(b)		1,018	1,015,508
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.88%, 07/16/30		1,000	1,000,074
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.13%, 04/18/31		650	650,000
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 01/15/31(a)(b)		600	599,830
Elevation CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 10/25/30(a)(b)		400	399,711
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		490	487,981
LCM Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.20%, 01/20/31(a)(b)		600	599,999
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(b)		350	351,660
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		107	110,189
Mosaic Solar Loans LLC(b)
Series 2017-2A, Class A, 3.82%, 06/22/43		72	75,900
Series 2021-2A, Class A, 1.64%, 04/22/47		313	310,212

Security		Par (000)	Value

United States (continued)
Navient Private Education Refi Loan Trust, Series 2021-DA, Class A, (Prime - 1.99%), 1.26%, 04/15/60(a)(b)	USD	581	$580,908
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 0.89%, 04/20/62(a)		504	505,954
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 1.12%, 04/20/62(a)		300	305,914
Series 2021-BA, Class AFX, 1.42%, 04/20/62		682	682,474
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.30%, 10/18/30(a)(b)		550	550,007
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 05/08/31(b)		190	190,107
Palmer Square Loan Funding Ltd., Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.73%, 04/20/27(a)(b)		1,000	1,000,140
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30(a)(b)		400	400,000
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.22%, 01/15/30(a)(b)		400	400,751
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 07/15/30(a)(b)		398	397,734
SLM Private Credit Student Loan Trust(a)
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 0.45%, 06/15/39		380	372,561
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.41%, 06/15/39		51	49,799
SMB Private Education Loan Trust, Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 0.88%, 01/15/53(a)(b)		480	480,000
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.38%, 10/15/30(a)(b)		400	400,011
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.28%, 01/16/31(a)(b)		400	399,885
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.41%, 04/20/33(a)(b)		1,750	1,751,754
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.26%, 10/15/30(a)(b)		400	399,900
York CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.29%, 01/22/31(a)(b)		600	599,999

			16,630,065

Total Asset-Backed Securities — 4.0% (Cost: $39,898,764)			40,113,595

		Shares

Common Stocks

Canada(f) — 0.0%
Largo Resources Ltd.		1,012	10,627
Shopify, Inc., Class A		293	397,243

			407,870

China — 0.0%
Alibaba Group Holding Ltd., ADR(f)		1,497	221,631

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 0.1%
BNP Paribas SA	5,759	$368,464
Societe Generale SA	13,638	427,072

		795,536

Germany — 0.1%
Allianz SE, Registered Shares	298	66,766
Daimler AG, Registered Shares	4,970	438,511
Puma SE	1,982	220,329

		725,606

Ireland — 0.0%
Trane Technologies PLC.	1,720	296,958

Italy — 0.0%
Assicurazioni Generali SpA	8,195	173,563

Singapore — 0.0%
Sea Ltd., ADR(f)	1,338	426,461

Sweden — 0.0%
Volvo AB, B Shares	848	18,933

Switzerland — 0.1%
ABB Ltd., Registered Shares	5,858	195,961
Cie Financiere Richemont SA, Class A, Registered Shares	2,830	293,420
TE Connectivity Ltd.	2,838	389,430

		878,811

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12	1,340

United Kingdom — 0.2%
BP PLC, ADR	12,771	349,032
Capri Holdings Ltd.(f)	8,611	416,859
Genius Sports Ltd.(f)	9,493	177,139
Lloyds Banking Group PLC	894,747	556,909

		1,499,939

United States — 1.6%
Advance Auto Parts, Inc.	1,867	389,998
Airbnb, Inc., Class A(f)	1,999	335,332
Alphabet, Inc., Class A(f)	54	144,370
Alphabet, Inc., Class C(f)	118	314,507
Amazon.com, Inc.(f)	110	361,354
Apple, Inc.	2,714	384,031
Applied Materials, Inc.	2,011	258,876
Bath & Body Works, Inc.	7,566	476,885
Best Buy Co., Inc.	2,276	240,596
Carrier Global Corp.	7,358	380,850
Comcast Corp., Class A	3,540	197,992
ConocoPhillips	9,098	616,572
Constellation Brands, Inc., Class A	452	95,232
Danaher Corp.	341	103,814
Deere & Co.	990	331,719
Delta Air Lines, Inc.(f)	7,088	302,020
Devon Energy Corp.	9,382	333,155
Diamondback Energy, Inc.	1,078	102,054
Edwards Lifesciences Corp.(f)(g)	4,025	455,670
Energy Transfer LP	19,757	189,272
EQT Corp.(f)	13,118	268,394
FedEx Corp.	878	192,537
Ford Motor Co.(f)	31,638	447,994
Freeport-McMoRan, Inc.(g)	10,300	335,059
Generac Holdings, Inc.(f)	451	184,310

Security		Shares	Value

United States (continued)
Health Care Select Sector SPDR Fund		3,733	$475,211
Hilton Worldwide Holdings, Inc.(f)		1,657	218,906
Intuitive Surgical, Inc.(f)		336	334,034
Johnson Controls International PLC		4,833	329,031
Las Vegas Sands Corp.(f)		4,360	159,576
Masco Corp.		3,161	175,594
Micron Technology, Inc.(g)		5,759	408,774
Microsoft Corp.		1,864	525,499
Moderna, Inc.(f)		1,400	538,804
Monster Beverage Corp.(f)		1,254	111,393
NVIDIA Corp.		204	42,261
Ovintiv, Inc.		3,012	99,035
Parker-Hannifin Corp.		515	144,004
Penn National Gaming, Inc.(f)(g)		4,887	354,112
PVH Corp.(f)		3,632	373,333
Quest Diagnostics, Inc.		3,161	459,325
Sonos, Inc.(f)(g)		15,488	501,192
Starwood Property Trust, Inc.		10,708	261,382
Thermo Fisher Scientific, Inc.		363	207,393
TJX Cos., Inc.		1,239	81,749
Toast, Inc., Class A(f)		1,827	91,259
Toll Brothers, Inc.		6,312	348,991
United Parcel Service, Inc., Class B		953	173,541
United Rentals, Inc.(f)		822	288,464
United States Steel Corp.		8,670	190,480
Victoria’s Secret & Co.(f)		4,017	221,979
Western Digital Corp.(f)		5,635	318,039
Williams-Sonoma, Inc.		2,106	373,457
WillScot Mobile Mini Holdings Corp.(f)		1,432	45,423
Wynn Resorts Ltd.(f)		688	58,308
Xilinx, Inc.		969	146,309

			15,499,451

Total Common Stocks — 2.1% (Cost: $19,250,629)			20,946,099

		Par (000)

Corporate Bonds

Argentina — 0.2%
Capex SA, 6.88%, 05/15/24(b)	USD	368	347,369
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		518	414,659
Genneia SA, 8.75%, 09/02/27(b)		670	641,420
Stoneway Capital Corp.(f)(h) 10.00%, 03/01/27(d)		554	141,140
10.00%, 03/01/27(b)		546	139,333
YPF SA, 7.00%, 12/15/47(b)		620	409,122

			2,093,043

Australia(d) — 0.1%
APT Pipelines Ltd., 2.00%, 07/15/30	EUR	175	218,446
Santos Finance Ltd., 5.25%, 03/13/29	USD	300	336,521
Telstra Corp. Ltd., 3.50%, 09/21/22	EUR	100	120,180

			675,147

Austria — 0.3%
ams AG, 6.00%, 07/31/25(d)		100	123,668

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Austria (continued)
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27(d)	EUR	400		$459,115
Erste Group Bank AG, (5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31(a)(d)		100		120,138
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	1,162		1,109,710
Suzano Austria GmbH, 3.13%, 01/15/32		906		873,271

				2,685,902

Bahamas — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)		200		194,750

Bahrain — 0.1%
Oil and Gas Holding Co., 7.63%, 11/07/24(d)		790		863,826

Belgium — 0.1%
KBC Group NV, 1.13%, 01/25/24(d)	EUR	400		478,097

Bermuda — 0.3%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(b)(i)	USD	138		121,611
Geopark Ltd., 5.50%, 01/17/27(b)		455		449,682
Hopson Development Holdings Ltd., 7.00%, 05/18/24(d)		200		188,350
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200		216,750
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/38(b)		1,670		1,864,451
4.85%, 10/14/38(d)		300		334,931

				3,175,775

Brazil — 1.0%
Azul Investments LLP, 5.88%, 10/26/24(b)		282		265,838
Banco do Brasil SA 5.88%, 01/26/22(b)		339		342,941
4.75%, 03/20/24(d)		420		446,329
Banco Votorantim SA, 4.00%, 09/24/22(b)		288		295,074
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		652		746,662
BRF GmbH, 4.35%, 09/29/26(b)		549		565,230
BRF SA, 5.75%, 09/21/50(b)		295		281,526
Embraer Netherlands Finance BV, 5.40%, 02/01/27		439		467,809
Gol Finance SA, 7.00%, 01/31/25(b)		650		615,794
Itau Unibanco Holding SA/Cayman Island(b) 2.90%, 01/24/23		1,192		1,211,370
3.25%, 01/24/25		400		400,972
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(i)		—	(j)	22
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		1,177		1,101,966
Petrobras Global Finance BV, 5.30%, 01/27/25		1,142		1,272,696
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		848		877,839
Suzano Austria GmbH, 3.75%, 01/15/31		277		283,856
Vale Overseas Ltd., 3.75%, 07/08/30		1,133		1,169,483

				10,345,407

Canada — 0.2%
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)		58		60,103
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, 06/15/29(b)		65		66,466
Frontera Energy Corp., 7.88%, 06/21/28(b)		585		566,463

Security		Par (000)	Value

Canada (continued)
MEGlobal Canada ULC 5.00%, 05/18/25(b)	USD	520	$572,747
5.88%, 05/18/30(d)		200	245,100
Toronto-Dominion Bank, 0.38%, 04/25/24(d)	EUR	365	428,555

			1,939,434

Cayman Islands — 1.0%
Agile Group Holdings Ltd., 5.75%, 01/02/25(d)	USD	200	187,500
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)		443	458,865
Central China Real Estate Ltd., 7.90%, 11/07/23(d)		200	123,000
China Evergrande Group, 8.25%, 03/23/22(d)		200	51,750
China Resources Land Ltd., (5 year CMT + 5.14%), 3.75%(a)(d)(k)		300	311,250
China SCE Group Holdings Ltd., 7.38%, 04/09/24(d)		200	192,000
Country Garden Holdings Co. Ltd.(d) 5.40%, 05/27/25		200	202,975
2.70%, 07/12/26		200	186,000
3.30%, 01/12/31		300	273,431
Embraer Overseas Ltd., 5.70%, 09/16/23(d)		227	240,875
Fantasia Holdings Group Co. Ltd.(d) 11.88%, 06/01/23		200	62,000
9.88%, 10/19/23		200	60,000
Grupo Aval Ltd., 4.75%, 09/26/22(d)		200	204,700
Hilong Holding Ltd., 9.75%, 11/18/24(d)		200	176,000
Kaisa Group Holdings Ltd.(d) 10.88%, 07/23/23		200	164,475
11.95%, 11/12/23		200	164,000
Latam Finance Ltd.(f)(h) 6.88%, 04/11/24(d)		200	180,288
6.88%, 04/11/24(b)		200	180,288
Logan Group Co. Ltd., 5.75%, 01/14/25(d)		200	198,500
Longfor Group Holdings Ltd.(d) 4.50%, 01/16/28		200	214,350
3.95%, 09/16/29		200	207,066
MAF Global Securities Ltd.(d) 4.75%, 05/07/24		202	218,665
(5 year USD Swap + 3.48%), 5.50%(a)(k)		862	872,784
Melco Resorts Finance Ltd., 5.25%, 04/26/26(d)		200	201,100
Modern Land China Co. Ltd., 9.80%, 04/11/23(d)		200	166,000
Oryx Funding Ltd., 5.80%, 02/03/31(b)		350	369,250
Redsun Properties Group Ltd., 9.70%, 04/16/23(d)		200	183,500
Ronshine China Holdings Ltd.(d) 5.50%, 02/01/22		200	184,287
7.35%, 12/15/23		200	149,000
Sable International Finance Ltd., 5.75%, 09/07/27(d)		234	245,700
Sands China Ltd., 4.38%, 06/18/30		300	314,031
Shimao Group Holdings Ltd., 4.60%, 07/13/30(d)		200	187,500
Shui On Development Holding Ltd., 6.15%, 08/24/24(d)		200	198,500
Tencent Holdings Ltd., 3.24%, 06/03/50(d)		400	377,700
Times China Holdings Ltd., 5.75%, 01/14/27(d)		210	183,750
UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	EUR	100	118,876
Weibo Corp., 3.50%, 07/05/24	USD	200	208,537
Wynn Macau Ltd., 4.88%, 10/01/24(d)		200	193,475
XP, Inc., 3.25%, 07/01/26(b)		1,606	1,561,835
Yuzhou Group Holdings Co. Ltd.(d) 8.38%, 10/30/24		200	153,500

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Yuzhou Group Holdings Co. Ltd.(d) (continued) 8.30%, 05/27/25	USD	200	$146,500
Zhenro Properties Group Ltd., 9.15%, 05/06/23(d)		200	194,912

			10,468,715

Chile — 0.3%
Colbun SA, 3.15%, 03/06/30(b)		200	205,788
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		200	213,700
Embotelladora Andina SA, 3.95%, 01/21/50(b)		200	210,100
GNL Quintero SA, 4.63%, 07/31/29(d)		312	337,492
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362	380,734
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(b)		561	537,999
VTR Comunicaciones SpA(b) 5.13%, 01/15/28		476	502,715
4.38%, 04/15/29		914	936,850

			3,325,378

China(d) — 0.5%
China Aoyuan Group Ltd. 7.95%, 02/19/23		200	180,000
6.35%, 02/08/24		200	169,600
China Evergrande Group, 9.50%, 04/11/22		200	49,750
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	198,000
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25		200	200,106
CMHI Finance BVI Co. Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 6.35%), 3.50%(a)(k)		200	205,037
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25		200	201,432
Easy Tactic Ltd., 11.75%, 08/02/23		400	290,000
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		200	78,000
Fortune Star BVI Ltd., 6.85%, 07/02/24		200	207,500
Huarong Finance 2019 Co. Ltd. 4.50%, 05/29/29		400	366,200
3.88%, 11/13/29		300	263,250
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25		200	221,726
Kaisa Group Holdings Ltd., 9.38%, 06/30/24		200	154,000
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	193,000
Ocean Laurel Co. Ltd., 2.38%, 10/20/25		200	195,390
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	198,500
Series 2019-A, 6.00%, 09/04/25		200	193,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	146,000
Seazen Group Ltd., 6.00%, 08/12/24		200	193,000
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		400	378,950
Sunac China Holdings Ltd. 7.50%, 02/01/24		200	162,500
6.65%, 08/03/24		200	160,000
ZhongAn Online P&C Insurance Co. Ltd., 3.13%, 07/16/25		200	198,000

			4,802,941

Colombia — 0.7%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		187	190,834
Bancolombia SA, 3.00%, 01/29/25		200	202,162
Ecopetrol SA 5.38%, 06/26/26		821	889,738

Security		Par (000)	Value

Colombia (continued)
Ecopetrol SA (continued) 6.88%, 04/29/30	USD	1,884	$2,200,512
Empresas Publicas de Medellin ESP(b) 4.25%, 07/18/29		432	429,354
4.38%, 02/15/31		258	255,188
Grupo Aval Ltd., 4.38%, 02/04/30(b)		1,754	1,725,278
SURA Asset Management SA, 4.88%, 04/17/24(b)		562	604,958

			6,498,024

Denmark — 0.0%
Orsted A/S, 2.13%, 05/17/27(d)	GBP	200	280,881

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	481	502,134
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23(d)		304	317,205

			819,339

Finland — 0.0%
Kojamo OYJ, 0.88%, 05/28/29(d)	EUR	210	244,509
OP Corporate Bank PLC, 0.60%, 01/18/27		130	153,097

			397,606

France(d) — 0.7%
Air France-KLM, 3.88%, 07/01/26		100	114,985
Altice France SA 2.50%, 01/15/25		200	227,384
2.13%, 02/15/25		100	112,355
5.88%, 02/01/27		300	363,268
Banque Federative du Credit Mutuel SA 0.13%, 02/05/24		300	350,615
1.25%, 12/05/25	GBP	200	270,110
BNP Paribas SA(a)
(3 mo. Euribor + 0.70%), 0.25%, 04/13/27	EUR	400	461,057
(3 mo. Euribor + 0.83%), 0.50%, 01/19/30		400	456,216
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32		100	117,463
CAB SELAS, 3.38%, 02/01/28		300	350,522
Chrome Bidco SASU, 3.50%, 05/31/28		100	118,297
CMA CGM SA, 7.50%, 01/15/26		300	384,514
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)		300	374,275
Credit Agricole SA 1.25%, 04/14/26		100	122,462
(3 mo. Euribor + 1.25%), 1.00%, 04/22/26(a)		100	119,361
Dassault Systemes SE, 0.01%, 09/16/22		100	116,246
Engie SA 2.63%, 07/20/22		35	41,510
0.01%, 03/04/27		100	114,972
2.13%, 03/30/32		100	132,441
Getlink SE, 3.50%, 10/30/25		100	119,855
Icade Sante SAS, 1.38%, 09/17/30		100	121,163
Lion/Polaris Lux 4 SA, (3 mo. Euribor + 4.00%), 4.00%, 07/01/26(a)		100	116,488
Loxam SAS, 3.75%, 07/15/26		200	236,651
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23		100	116,559
Picard Groupe SAS, 3.88%, 07/01/26		100	117,596
PSA Banque France SA, 0.01%, 01/22/25		100	115,719
Rubis Terminal Infra SAS, 5.63%, 05/15/25		150	182,440
Schneider Electric SE, 0.01%, 06/12/23		100	116,543
Societe Generale SA, (3 mo. Euribor + 1.28%), 0.88%, 09/22/28(a)		200	235,210

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(k)	EUR	100	$117,571
Tereos Finance Groupe I SA, 7.50%, 10/30/25		100	124,338
TotalEnergies Capital International SA, 0.25%, 07/12/23		100	117,070
TotalEnergies SE, Series NC7, (5 year EUR Swap + 1.99%), 1.63%(a)(k)		750	869,840
Vallourec SA, 8.50%, 06/30/26		52	61,656
Veolia Environnement SA, 0.89%, 01/14/24		200	236,626

			7,353,378

Germany(d) — 0.9%
Adler Group SA, 3.25%, 08/05/25		100	101,935
Allianz Finance II BV, 3.50%, 02/14/22		100	117,538
BASF SE, Series 10Y, 2.00%, 12/05/22		995	1,185,464
Bayer AG 1.38%, 07/06/32		200	237,106
(5 year EUR Swap + 2.01%), 2.38%, 04/02/75(a)		600	702,085
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/27		200	234,276
4.38%, 01/15/28		300	361,405
Commerzbank AG 1.75%, 01/22/25	GBP	1,000	1,351,289
(5 year EUR Swap + 6.36%), 6.13%(a)(k)	EUR	200	253,968
Covestro AG, 0.88%, 02/03/26		60	71,654
Deutsche Bank AG, 1.75%, 01/17/28		100	122,559
E.ON SE, 0.38%, 09/29/27		75	87,800
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		115	138,064
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)		200	235,414
LEG Immobilien SE, 0.88%, 11/28/27		100	119,263
Merck Financial Services GmbH 0.01%, 12/15/23		200	233,009
0.13%, 07/16/25		100	117,046
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	238,671
Nidda BondCo GmbH, 5.00%, 09/30/25		100	115,377
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		400	460,097
PCF GmbH, (3 mo. Euribor + 4.75%), 4.75%, 04/15/26(a)		100	116,820
Schaeffler AG, 1.88%, 03/26/24		10	11,900
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		176	209,686
thyssenkrupp AG, 1.88%, 03/06/23		400	466,116
TK Elevator Midco GmbH 4.38%, 07/15/27		200	241,808
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		200	233,742
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	272,062
Volkswagen Leasing GmbH 1.00%, 02/16/23	EUR	100	117,678
0.38%, 07/20/26		225	261,090
0.63%, 07/19/29		40	46,022
Vonovia SE, 0.63%, 12/14/29		200	231,151
ZF Finance GmbH 3.00%, 09/21/25		100	121,916
2.75%, 05/25/27		100	119,905

			8,933,916

Security		Par (000)	Value

Guatemala(b) — 0.1%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)	USD	245	$248,139
Central American Bottling Corp., 5.75%, 01/31/27		969	994,315
Energuate Trust, 5.88%, 05/03/27		210	217,324

			1,459,778

Hong Kong(d) — 0.2%
Bank of East Asia Ltd.(a)
(5 year CMT + 3.75%), 4.00%, 05/29/30		400	418,825
(5 year CMT + 5.53%), 5.83%(k)		250	261,250
CITIC Ltd. 3.88%, 02/28/27		200	216,475
2.85%, 02/25/30		200	203,225
GLP China Holdings Ltd., 2.95%, 03/29/26		200	200,560
Lenovo Group Ltd., 3.42%, 11/02/30		200	207,640
Nan Fung Treasury III Ltd., 5.00%(k)		200	200,787
Yango Justice International Ltd., 7.50%, 04/15/24		200	154,000

			1,862,762

India — 0.3%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(d)		400	399,950
Adani Transmission Ltd., 4.25%, 05/21/36(d)		187	190,915
Bharti Airtel Ltd., 3.25%, 06/03/31(d)		200	200,005
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/26(d)		200	199,100
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(d)(k)		200	199,000
Manappuram Finance Ltd., 5.90%, 01/13/23(d)		200	205,288
Muthoot Finance Ltd. 6.13%, 10/31/22(b)		200	206,037
4.40%, 09/02/23(d)		200	203,100
Oil India Ltd., 5.13%, 02/04/29(d)		200	223,475
Power Finance Corp. Ltd., 6.15%, 12/06/28(d)		200	235,100
ReNew Power Pvt Ltd., 5.88%, 03/05/27(d)		200	209,725
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(d)		200	203,288
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(d)		200	192,184
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(d)		200	214,750

			3,081,917

Indonesia(d) — 0.2%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	212,725
Pelabuhan Indonesia II PT, 4.25%, 05/05/25		200	217,022
Pertamina Persero PT 3.10%, 08/27/30		665	678,373
6.50%, 05/27/41		200	258,350
4.18%, 01/21/50		300	302,025
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.38%, 01/25/29		200	230,772
6.25%, 01/25/49		200	251,413
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	207,725

			2,358,405

Ireland — 0.1%
Fresenius Finance Ireland PLC, 0.88%, 10/01/31(d)	EUR	101	115,996
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25(b)	USD	232	240,164
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(d)	GBP	100	137,204

			493,364

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	404	$413,090

Israel(b)(d) — 0.2%
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)		776	790,792
Energean Israel Finance Ltd. 4.50%, 03/30/24		308	313,679
4.88%, 03/30/26		81	83,250
Leviathan Bond Ltd., 5.75%, 06/30/23		507	527,167

			1,714,888

Italy — 0.5%
Autostrade per l’Italia SpA(d) 2.00%, 12/04/28	EUR	100	121,570
2.00%, 01/15/30		100	121,453
Brunello Bidco SpA, (3 mo. Euribor + 3.75%), 3.75%, 02/15/28(a)(d)		100	115,835
Centurion Bidco SpA, 5.88%, 09/30/26(d)		100	121,260
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(a)(d)		158	184,032
Enel Finance International NV, 0.01%, 06/17/24(d)		300	349,034
Eni SpA, 3.63%, 01/29/29(d)		600	857,626
Gamma Bidco SpA, 5.13%, 07/15/25(d)		100	118,179
Intesa Sanpaolo SpA 0.75%, 12/04/24(d)		100	118,673
0.75%, 03/16/28(d)		200	234,249
1.35%, 02/24/31(d)		350	405,787
(5 year EUR Swap + 6.09%), 5.88%(a)(d)(k)		300	406,146
(5 year USD Swap + 5.46%), 7.70%(a)(b)(k)	USD	200	225,978
Nexi SpA, Series., 0.00%, 02/24/28(d)(l)(m)	EUR	100	111,787
Rossini Sarl, 6.75%, 10/30/25(d)		500	600,836
Sisal Group SpA, 7.00%, 07/31/23(d)		69	79,637
Snam SpA, 0.01%, 08/15/25(d)		290	335,562

			4,507,644

Japan(d) — 0.1%
Asahi Group Holdings Ltd. 0.01%, 04/19/24		170	197,537
0.16%, 10/23/24		200	233,083
Nissan Motor Co. Ltd., 3.20%, 09/17/28		110	143,062
SoftBank Group Corp. 4.75%, 07/30/25		600	733,618
2.88%, 01/06/27		100	110,947

			1,418,247

Jersey — 0.3%
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/34(b)	USD	725	710,500
2.63%, 03/31/36(d)		300	294,750
2.94%, 09/30/40(b)		825	822,409
Heathrow Funding Ltd.(d) 2.63%, 03/16/28	GBP	570	768,387
1.50%, 02/11/30	EUR	120	143,313

			2,739,359

Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(b)	USD	460	473,800

Kuwait — 0.1%
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(k)		1,206	1,206,754

Security		Par (000)	Value

Lithuania — 0.1%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	502	$494,313

Luxembourg — 1.1%
Adler Group SA, 2.75%, 11/13/26(d)	EUR	300	297,117
Altice Financing SA, 2.25%, 01/15/25(d)		100	111,537
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	USD	255	279,034
Becton Dickinson Euro Finance Sarl, 1.34%, 08/13/41	EUR	110	122,237
DH Europe Finance II Sarl, 0.20%, 03/18/26		140	162,986
FEL Energy VI Sarl, 5.75%, 12/01/40(d)	USD	734	765,820
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	200	281,493
GOL Equity Finance SA, 3.75%, 07/15/24(b)(l)	USD	282	256,432
Holcim Finance Luxembourg SA(d) 0.13%, 07/19/27	EUR	240	275,201
0.50%, 09/03/30		130	146,488
0.50%, 04/23/31		140	157,079
JSM Global Sarl, 4.75%, 10/20/30(b)	USD	686	697,062
Kenbourne Invest SA, 4.70%, 01/22/28(b)		320	321,120
Lincoln Financing Sarl, 3.63%, 04/01/24(d)	EUR	100	116,779
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(b)	USD	640	643,520
Millicom International Cellular SA(b) 6.63%, 10/15/26		368	385,654
5.13%, 01/15/28		540	560,317
4.50%, 04/27/31		1,455	1,527,750
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(d)	EUR	100	118,730
Puma International Financing SA, 5.13%, 10/06/24(d) .	USD	200	200,750
Rede D’or Finance Sarl, 4.50%, 01/22/30(b)		339	338,051
Repsol Europe Finance Co., 0.88%, 07/06/33(d)	EUR	300	346,054
SELP Finance Sarl, 0.88%, 05/27/29(d)		100	116,014
SES SA, 2.00%, 07/02/28(d)		320	398,460
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	985	979,041
Summer BC Holdco B Sarl, 5.75%, 10/31/26(d)	EUR	400	485,349
Traton Finance Luxembourg SA, 0.01%, 06/14/24(d)		600	695,191

			10,785,266

Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 04/21/30(b)	USD	643	696,002
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)		200	231,538

			927,540

Mauritius — 0.1%
Greenko Mauritius Ltd., 6.25%, 02/21/23(d)		200	204,500
HTA Group Ltd., 7.00%, 12/18/25(b)		405	424,693
India Cleantech Energy, 4.70%, 08/10/26(b)		250	252,813
India Green Energy Holdings, 5.38%, 04/29/24(b)		250	259,375

			1,141,381

Mexico — 2.0%
Alfa SAB de CV, 6.88%, 03/25/44(b)		200	266,000
Axtel SAB de CV, 6.38%, 11/14/24(b)		439	452,252
Cemex SAB de CV 3.13%, 03/19/26(d)	EUR	200	236,709
5.20%, 09/17/30(b)	USD	520	558,506
3.88%, 07/11/31(b)		200	199,620
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32		193	182,301
Cydsa SAB de CV, 6.25%, 10/04/27(b)		820	851,160
Grupo Axo SAPI de CV, 5.75%, 06/08/26(b)		335	343,228
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(k)		274	286,981
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		270	277,644

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
Industrias Penoles SAB de CV, 4.75%, 08/06/50(b)	USD	400	$442,575
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		241	238,096
Mexico City Airport Trust 4.25%, 10/31/26(b)		643	683,268
5.50%, 07/31/47(d)		2,244	2,280,465
Nemak SAB de CV, 3.63%, 06/28/31(b)		610	603,900
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		1,885	1,895,368
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26(b)		1,385	1,382,078
Petroleos Mexicanos 6.88%, 10/16/25(d)		1,479	1,619,505
6.50%, 03/13/27		793	832,650
5.35%, 02/12/28		590	580,082
6.50%, 01/23/29		2,349	2,407,197
6.84%, 01/23/30		458	470,778
5.95%, 01/28/31(n)		487	470,880
5.63%, 01/23/46		60	47,781
6.35%, 02/12/48		292	249,368
7.69%, 01/23/50		917	863,722
6.95%, 01/28/60		150	129,960
Series 13-2, 7.19%, 09/12/24	MXN	17,644	811,946
Trust Fibra Uno, 5.25%, 01/30/26(b)	USD	219	242,433

			19,906,453

Morocco — 0.1%
OCP SA, 3.75%, 06/23/31(b)		565	563,588

MultiNational — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 3.63%, 06/01/28(d)	EUR	100	113,666
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(d)		200	239,492
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b) 8.75%, 05/25/24	USD	119	124,041
8.00%, 12/31/26		48	46,265
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(i)		66	65,795
Promigas SA ESP/Gases del Pacifico SAC 3.75%, 10/16/29(d)		450	449,809
3.75%, 10/16/29(b)		400	399,830

			1,438,898

Netherlands — 1.7%
ABN AMRO Bank NV, 0.88%, 01/15/24(d)	EUR	100	118,944
Airbus SE(d) 2.00%, 04/07/28		400	510,045
2.38%, 04/07/32		100	133,249
Allianz Finance II BV, 0.01%, 01/14/25(d)		100	116,639
BP Capital Markets BV, 1.47%, 09/21/41(d)		210	238,906
Braskem Netherlands Finance BV 4.50%, 01/10/28(d)	USD	600	637,529
5.88%, 01/31/50(b)		738	836,707
(5 year CMT + 8.22%), 8.50%, 01/23/81(a)(d)		269	308,055
Cooperatieve Rabobank UA(d) 1.38%, 02/03/27	EUR	100	124,513
4.63%, 05/23/29	GBP	255	402,046
Deutsche Telekom International Finance BV, 4.25%, 07/13/22(d)	EUR	520	624,099
Dufry One BV, 2.00%, 02/15/27(d)		100	110,356
Embraer Netherlands Finance BV 5.05%, 06/15/25	USD	473	497,773

Security		Par (000)	Value

Netherlands (continued)
Embraer Netherlands Finance BV (continued) 6.95%, 01/17/28(b)	USD	440	$498,102
Enel Finance International NV(d) 1.00%, 10/20/27	GBP	210	275,229
0.50%, 06/17/30	EUR	300	345,589
0.88%, 09/28/34		170	194,642
Equate Petrochemical BV 4.25%, 11/03/26(d)	USD	342	376,371
4.25%, 11/03/26(b)		281	309,241
2.63%, 04/28/28(b)		452	453,695
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33(d)	EUR	270	311,351
ING Bank NV, (3 mo. Euribor + 0.40%), 0.00%, 04/08/22(a)(d)		500	580,698
ING Groep NV(d) 1.00%, 09/20/23		200	237,462
(3 mo. Euribor + 0.60%), 0.10%, 09/03/25(a)		200	232,274
Intertrust Group BV, 3.38%, 11/15/25(d)		100	117,810
Minejesa Capital BV, 4.63%, 08/10/30(d)	USD	200	205,672
Mondelez International Holdings Netherlands BV, 1.25%, 09/09/41(d)	EUR	120	131,734
Nobian Finance BV, 3.63%, 07/15/26(d)		100	114,713
OCI NV, 3.63%, 10/15/25(d)		200	240,265
Petrobras Global Finance BV, 6.25%, 03/17/24	USD	266	295,726
PPF Telecom Group BV, 3.25%, 09/29/27(d)	EUR	100	125,681
Redexis Gas Finance BV(d) 1.88%, 05/28/25		200	244,887
1.88%, 04/27/27		300	372,287
Siemens Financieringsmaatschappij NV, 0.01%, 02/20/26(d)		100	116,298
Stellantis NV(d) 0.75%, 01/18/29		200	229,842
1.25%, 06/20/33		340	387,006
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(d)(k)		800	1,004,345
Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 03/01/25		100	120,201
Trivium Packaging Finance BV, 3.75%, 08/15/26(d)		100	118,499
United Group BV(d) 4.88%, 07/01/24		200	234,320
4.00%, 11/15/27		100	114,381
Upjohn Finance BV(d) 1.02%, 06/23/24		390	463,931
1.36%, 06/23/27		105	126,837
VEON Holdings BV(b) 4.00%, 04/09/25	USD	490	513,887
3.38%, 11/25/27		1,185	1,202,997
Viterra Finance BV, 0.38%, 09/24/25(d)	EUR	420	486,453
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	USD	350	369,534
Volkswagen Financial Services NV, 1.63%, 02/10/24(d)	GBP	200	272,491
Volkswagen International Finance NV, 4.13%, 11/16/38(d)	EUR	200	319,390
Vonovia Finance BV, 0.75%, 01/25/22(d)		200	232,493

			16,635,195

Norway(d) — 0.1%
Adevinta ASA, 3.00%, 11/15/27		200	238,161
Aker BP ASA, 1.13%, 05/12/29		660	769,705

			1,007,866

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oman — 0.1%
OQ SAOC, 5.13%, 05/06/28(b)	USD	1,244	$1,254,885

Panama — 0.3%
Aeropuerto Internacional de Tocumen SA(b) 4.00%, 08/11/41		678	689,568
5.13%, 08/11/61		715	749,990
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(b)(i)		896	892,245
Banco Nacional de Panama, 2.50%, 08/11/30(b)		539	514,543
Banistmo SA, 3.65%, 09/19/22(d)		216	218,171

			3,064,517

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		330	341,138

Peru — 0.3%
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)		241	245,760
Inkia Energy Ltd., 5.88%, 11/09/27(d)		200	206,680
InRetail Consumer, 3.25%, 03/22/28(b)		730	726,487
Kallpa Generacion SA, 4.88%, 05/24/26(d)		450	479,475
Nexa Resources SA, 5.38%, 05/04/27(b)		400	418,325
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.50%, 08/02/28(b)		581	570,832

			2,647,559

Qatar — 0.2%
Qatar Petroleum 3.13%, 07/12/41(b)		432	431,913
3.30%, 07/12/51(b)		1,035	1,041,909
3.30%, 07/12/51(d)		200	201,335

			1,675,157

Saudi Arabia(b) — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26		1,630	1,697,237
Saudi Arabian Oil Co., 2.25%, 11/24/30		200	194,900

			1,892,137

Singapore — 0.2%
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)		744	764,845
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)		359	419,947
Oil India International Pte Ltd., 4.00%, 04/21/27(d)		200	211,662
Puma International Financing SA, 5.13%, 10/06/24(b)		697	699,614
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(d)(k)		200	207,413

			2,303,481

South Africa — 0.2%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(d)		1,110	1,152,874
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		443	475,754

			1,628,628

South Korea(d) — 0.1%
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(k)		500	527,906
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(k)		200	198,500
SK Hynix, Inc., 2.38%, 01/19/31		200	194,148

			920,554

Spain(d) — 0.2%
Amadeus IT Group SA 2.88%, 05/20/27	EUR	300	390,019

Security		Par (000)	Value

Spain (continued)
Amadeus IT Group SA (continued) 1.88%, 09/24/28	EUR	100	$123,577
Banco de Sabadell SA 0.88%, 07/22/25		100	118,235
(1 year EUR Swap + 1.55%), 1.13%, 03/11/27(a)		200	238,078
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(k)		200	231,946
Lorca Telecom Bondco SA, 4.00%, 09/18/27		200	232,854
Merlin Properties Socimi SA 1.38%, 06/01/30		100	115,644
1.88%, 12/04/34		700	806,937
Telefonica Emisiones SA, 1.45%, 01/22/27		100	123,108

			2,380,398

Sweden(d) — 0.1%
Heimstaden Bostad AB(a)(k)
(5 year EUR Swap + 3.15%), 2.63%		100	112,939
(5 year EUR Swap + 3.91%), 3.38%		100	118,615
Intrum AB, 4.88%, 08/15/25		100	121,275
Verisure Holding AB 3.50%, 05/15/23		100	116,764
3.88%, 07/15/26		100	118,731

			588,324

Switzerland(d) — 0.1%
Credit Suisse Group AG, (1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27(a)		325	385,488
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22		195	227,665
UBS Group AG, (1 year EUR Swap + 0.55%), 0.25%, 01/29/26(a)		305	355,374

			968,527

Thailand(d) — 0.1%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)	USD	200	203,345
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		500	503,687
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		400	359,576

			1,066,608

Turkey — 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(b)		200	203,250

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(d)		200	236,000
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(a)(d)(k)		744	784,697
MAF Sukuk Ltd., 4.64%, 05/14/29(d)		200	227,162
MDGH - GMTN BV(b) 2.50%, 11/07/24		575	600,300
2.88%, 11/07/29		400	421,450

			2,269,609

United Kingdom — 1.3%
Antofagasta PLC, 2.38%, 10/14/30(b)		246	237,390
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23(d)	GBP	188	258,411
Arrow Global Finance PLC, 5.13%, 09/15/24(d)		200	269,480
Barclays PLC(d) 3.13%, 01/17/24		1,300	1,825,528

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Barclays PLC(d) (continued)
(1 year EUR Swap + 1.26%), 0.58%, 08/09/29(a)	EUR	310	$354,519
(1 year EUR Swap + 3.70%), 3.38%, 04/02/25(a)		200	250,672
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26(a)	GBP	200	271,223
(5 year USD Swap + 6.77%), 7.88%(a)(k)	USD	200	204,612
BAT International Finance PLC(d) 4.00%, 09/04/26	GBP	100	147,604
1.25%, 03/13/27	EUR	140	166,852
2.25%, 01/16/30		315	388,505
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100	132,343
British Telecommunications PLC, 3.13%, 11/21/31(d)		500	696,954
Chanel Ceres PLC, 0.50%, 07/31/26(d)	EUR	170	198,272
Constellation Automotive Financing PLC, 4.88%, 07/15/27(d)	GBP	100	133,676
eG Global Finance PLC(d) 4.38%, 02/07/25	EUR	200	230,185
6.25%, 10/30/25		100	118,325
Fresnillo PLC, 4.25%, 10/02/50(b)	USD	400	414,950
Heathrow Finance PLC, 4.38%, 03/01/27(d)(o)	GBP	200	273,679
Informa PLC(d) 2.13%, 10/06/25	EUR	250	306,561
1.25%, 04/22/28		125	147,464
InterContinental Hotels Group PLC, 3.38%, 10/08/28(d)	GBP	100	143,151
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	1,176	1,211,280
Motability Operations Group PLC, 0.13%, 07/20/28(d)	EUR	100	114,605
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(d)		100	116,587
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)	USD	200	205,750
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(d)	GBP	200	272,811
Premier Foods Finance PLC, 3.50%, 10/15/26(d)		100	135,583
Rolls-Royce PLC(d) 4.63%, 02/16/26	EUR	100	128,290
1.63%, 05/09/28		200	222,982
Royalty Pharma PLC, 3.55%, 09/02/50	USD	75	73,675
SSE PLC, Series ., (5 year GBP Swap + 2.75%), 3.63%, 09/16/77(a)(d)	GBP	500	681,308
Synthomer PLC, 3.88%, 07/01/25(d)	EUR	100	119,866
Tesco Corporate Treasury Services PLC, 0.38%, 07/27/29(d)		230	260,438
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(d)	GBP	167	234,430
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	1,663	1,658,843
Vedanta Resources Ltd., 6.13%, 08/09/24(b)		338	301,834
Vmed O2 UK Financing I PLC(d) 3.25%, 01/31/31	EUR	300	356,450
4.50%, 07/15/31	GBP	100	137,435
Vodafone Group PLC, 4.25%, 09/17/50	USD	65	74,906

			13,477,429

United States — 5.2%
AbbVie, Inc. , 1.38%, 05/17/24	EUR	100	119,905
AbbVie, Inc., 4.25%, 11/21/49	USD	1,234	1,461,615
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(k)		130	135,311
Altria Group, Inc. 3.13%, 06/15/31	EUR	400	529,957

Security		Par (000)	Value

United States (continued)
Altria Group, Inc. (continued) 3.70%, 02/04/51	USD	612	$576,224
Amazon.com, Inc. 2.50%, 06/03/50		123	115,196
3.10%, 05/12/51		165	172,499
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 08/15/29		82	77,699
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		10	9,955
Series 2016-1, Class B, 5.25%, 07/15/25		5	5,189
Series 2016-2, Class B, 4.38%, 12/15/25(b)		60	58,549
Series 2017-1, Class B, 4.95%, 08/15/26		15	15,193
Series 2019-1, Class AA, 3.15%, 08/15/33		78	78,859
American Tower Corp. 0.40%, 02/15/27(e)	EUR	330	379,996
3.10%, 06/15/50	USD	105	102,781
2.95%, 01/15/51		80	75,448
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 04/15/48		34	40,590
4.50%, 06/01/50		1,319	1,574,519
Anthem, Inc. 3.13%, 05/15/50		59	59,673
3.60%, 03/15/51		510	557,167
Apple, Inc. 4.25%, 02/09/47		940	1,166,678
2.65%, 05/11/50		42	40,379
2.65%, 02/08/51		430	411,343
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d) 2.13%, 08/15/26	EUR	200	231,670
4.75%, 07/15/27	GBP	200	275,543
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(b)	USD	50	50,487
AT&T, Inc. 4.38%, 09/14/29	GBP	100	157,729
3.30%, 02/01/52	USD	122	118,128
3.50%, 09/15/53		562	556,223
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(d)	EUR	100	117,629
Azul Investments LLP, 7.25%, 06/15/26(b)	USD	739	705,745
Bank of America Corp. 2.38%, 06/19/24(d)	EUR	100	123,781
(3 mo. Euribor + 0.94%), 0.65%, 10/26/31(a)(d)		100	114,441
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)	USD	1,241	1,468,509
(SOFR + 0.91%), 0.98%, 09/25/25(a)		213	213,294
(SOFR + 1.15%), 1.32%, 06/19/26(a)		2,812	2,811,313
(SOFR + 1.22%), 2.65%, 03/11/32(a)		180	183,297
(SOFR + 1.65%), 3.48%, 03/13/52(a)		150	161,937
Series JJ, (3 mo. LIBOR US + 3.29%), 5.13%(a)(k)		130	137,888
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	587,594
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23		200	234,522
Booking Holdings, Inc., 0.10%, 03/08/25		350	406,573
BorgWarner, Inc., 1.00%, 05/19/31		370	426,957
Boxer Parent Co., Inc., 6.50%, 10/02/25(d)		200	243,231
BP Capital Markets America, Inc., 2.94%, 06/04/51	USD	561	530,423
Broadcom, Inc., 3.75%, 02/15/51(b)		705	703,519
Calpine Corp., 5.25%, 06/01/26(b)		33	33,948
Capital One Financial Corp., 1.65%, 06/12/29	EUR	475	581,854

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Carrier Global Corp., 3.58%, 04/05/50	USD	39	$41,435
Catalent Pharma Solutions, Inc., 2.38%, 03/01/28(d)	EUR	100	117,159
Centene Corp. 2.45%, 07/15/28	USD	304	305,520
2.63%, 08/01/31		215	213,547
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(k)		130	135,525
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/41		75	73,646
3.70%, 04/01/51		61	59,391
3.90%, 06/01/52		612	609,597
Cigna Corp., 3.40%, 03/15/51		39	40,089
Citgo Holding, Inc., 9.25%, 08/01/24(b)		402	405,015
Citigroup, Inc.(a)
(SOFR + 3.91%), 4.41%, 03/31/31		164	189,364
(SOFR + 4.55%), 5.32%, 03/26/41		76	100,902
Series V, (SOFR + 3.23%), 4.70%(k)		10	10,225
Comcast Corp. 0.25%, 09/14/29	EUR	600	684,106
3.45%, 02/01/50	USD	1,238	1,312,905
2.99%, 11/01/63(b)		14	13,119
Coty, Inc. 3.88%, 04/15/26(d)	EUR	100	118,471
6.50%, 04/15/26(b)	USD	136	139,352
Crown Castle International Corp., 3.25%, 01/15/51		41	40,465
CVS Health Corp., 5.05%, 03/25/48		564	725,982
DAE Funding LLC(b) 1.55%, 08/01/24		292	289,331
2.63%, 03/20/25		400	406,325
Dell International LLC/EMC Corp., 8.35%, 07/15/46		72	116,774
DraftKings, Inc., 0.00%, 03/15/28(b)(l)(m)		174	153,207
Duke Energy Corp., 4.20%, 06/15/49		35	39,844
Edison International, (5 year CMT + 4.70%), 5.38%(a)(k)		130	134,427
Eli Lilly & Co., 1.38%, 09/14/61	EUR	240	259,934
Encore Capital Group, Inc., 4.88%, 10/15/25(d)		100	121,363
Equinix, Inc., 2.95%, 09/15/51	USD	81	76,053
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	308,986
Exxon Mobil Corp. 1.41%, 06/26/39	EUR	145	162,440
3.45%, 04/15/51	USD	1,240	1,318,651
FedEx Corp., 0.45%, 05/04/29	EUR	260	298,994
Fidelity National Information Services, Inc. 0.75%, 05/21/23		230	270,297
1.10%, 07/15/24		110	131,201
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	USD	1,032	1,122,211
Fiserv, Inc. 2.25%, 07/01/25	GBP	270	377,843
1.63%, 07/01/30	EUR	265	328,927
4.40%, 07/01/49	USD	33	39,512
General Motors Co., 5.95%, 04/01/49		116	152,879
General Motors Financial Co., Inc.(d) 2.35%, 09/03/25	GBP	355	492,765
0.85%, 02/26/26	EUR	100	117,664
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	123	115,951
Global Payments, Inc., 4.15%, 08/15/49		35	39,292
Goldman Sachs Group, Inc. 0.25%, 01/26/28(d)	EUR	100	113,957
(SOFR + 1.09%), 1.99%, 01/27/32(a)	USD	195	188,044
Greenland Global Investment Ltd., 5.60%, 11/13/22(d)		200	138,000

Security		Par (000)	Value

United States (continued)
GXO Logistics, Inc.(b) 1.65%, 07/15/26	USD	40	$39,694
2.65%, 07/15/31		208	206,670
HCA, Inc. 5.38%, 02/01/25		177	197,797
5.88%, 02/01/29		18	21,630
3.50%, 09/01/30		159	168,443
5.25%, 06/15/49		32	40,843
HP, Inc., 6.00%, 09/15/41		30	38,731
International Business Machines Corp., 0.88%, 01/31/25	EUR	100	119,623
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	USD	39	40,930
JPMorgan Chase & Co. 0.63%, 01/25/24(d)	EUR	1,105	1,303,515
(SOFR + 0.70%), 1.04%, 02/04/27(a)	USD	2,102	2,062,188
(SOFR + 1.07%), 1.95%, 02/04/32(a)		200	192,944
(SOFR + 2.44%), 3.11%, 04/22/51(a)		101	102,594
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		36	40,338
Kinder Morgan, Inc., 3.60%, 02/15/51		178	179,895
Kroger Co., 3.95%, 01/15/50		88	99,870
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(d)	EUR	200	241,979
Lowe’s Cos., Inc., 3.00%, 10/15/50	USD	648	631,884
LYB International Finance III LLC, 3.63%, 04/01/51		78	81,997
McDonald’s Corp. 1.00%, 11/15/23(d)	EUR	100	118,847
3.63%, 09/01/49	USD	37	40,344
Medtronic Global Holdings SCA 1.13%, 03/07/27	EUR	290	353,279
2.25%, 03/07/39		100	134,267
Metropolitan Life Global Funding I(d) 0.01%, 09/23/22		100	116,277
2.38%, 01/11/23		100	119,948
Mondelez International, Inc., 2.63%, 09/04/50	USD	44	40,824
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(a)		1,332	1,280,302
Motorola Solutions, Inc. 2.75%, 05/24/31		221	225,534
5.50%, 09/01/44		59	76,874
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)(e)		474	474,000
MPLX LP, 4.70%, 04/15/48		36	41,565
New Metro Global Ltd., 6.80%, 08/05/23(d)		200	197,787
NRG Energy, Inc.(b) 3.75%, 06/15/24		20	21,333
4.45%, 06/15/29		40	44,256
OI European Group BV, 2.88%, 02/15/25(d)	EUR	200	234,750
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	34,278
Oracle Corp. 3.40%, 07/08/24		105	112,112
3.60%, 04/01/50		1,265	1,266,516
3.95%, 03/25/51		68	71,714
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		222	228,488
Philip Morris International, Inc. 0.13%, 08/03/26	EUR	260	299,234
3.13%, 06/03/33		165	229,728
2.00%, 05/09/36		100	121,890
Procter & Gamble Co., 0.63%, 10/30/24		150	178,387
Prologis Euro Finance LLC, 0.63%, 09/10/31		200	229,311
Rattler Midstream LP, 5.63%, 07/15/25(b)	USD	50	52,065

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)	USD	34	$35,148
Rite Aid Corp., 7.50%, 07/01/25(b)		28	27,994
Sasol Financing USA LLC 4.38%, 09/18/26		789	798,507
5.50%, 03/18/31		1,145	1,168,186
SASOL Financing USA LLC, 5.88%, 03/27/24		249	261,341
Scenery Journey Ltd., 13.00%, 11/06/22(d)		200	34,538
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(d)(k)	EUR	200	251,941
SRS Distribution, Inc., 4.63%, 07/01/28(b)	USD	36	36,727
Steel Dynamics, Inc., 3.25%, 10/15/50		76	75,076
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		392	401,310
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 4.63%, 09/30/24(a)(b)		1,000	1,003,434
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	20,348
T-Mobile USA, Inc. 4.50%, 04/15/50		51	59,454
3.30%, 02/15/51		687	664,236
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	10,917
UGI International LLC, 3.25%, 11/01/25(d)	EUR	100	117,443
Union Pacific Corp., 3.25%, 02/05/50	USD	39	40,938
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	4,177
Series 2014-2, Class B, 4.63%, 03/03/24		8	8,617
Series 2015-1, Class AA, 3.45%, 06/01/29		1	799
Series 2019-2, Class B, 3.50%, 11/01/29		57	56,378
Series AA, 2.88%, 04/07/30		7	6,600
Series AA, Class AA, 2.70%, 11/01/33		73	73,843
Series B, 4.75%, 04/11/22		2	2,305
UnitedHealth Group, Inc. 2.90%, 05/15/50		60	60,162
3.13%, 05/15/60		73	74,705
Verizon Communications, Inc. 1.88%, 09/19/30	GBP	270	361,361
2.88%, 11/20/50	USD	90	83,893
3.55%, 03/22/51		78	82,259
2.99%, 10/30/56		44	40,628
3.00%, 11/20/60		343	316,848
3.70%, 03/22/61		874	922,881
ViacomCBS, Inc., 4.95%, 05/19/50		94	117,685
Wells Fargo & Co.(d) 0.50%, 04/26/24	EUR	750	882,068
2.00%, 07/28/25	GBP	185	255,386
2.00%, 04/27/26	EUR	135	168,973
XHR LP, 4.88%, 06/01/29(b)	USD	34	34,921

			52,309,149

Total Corporate Bonds — 22.8% (Cost: $227,871,238)			228,953,417

Floating Rate Loan Interests(a)

Canada — 0.2%
Clarios Global LP, 2021 EUR Term Loan B, (EURIBOR + 3.25%), 3.25%, 04/30/26	EUR	1,000	1,146,767
Great Canadian Gaming Corp., Term Loan, 11/01/26(c)	USD	328	328,902

			1,475,669

Security		Par (000)	Value

France — 0.4%
Altice France SA, EUR Term Loan B12, (EURIBOR + 3.00%), 3.00%, 02/02/26	EUR	997	$1,130,613
Biogroup-LCD, 2021 EUR Term Loan B, (Euribor + 3.50%), 3.50%, 01/28/28		1,000	1,152,071
Prosol SAS, 2021 EUR Term Loan B, 07/12/28(c)		1,000	1,159,080

			3,441,764

Germany — 0.2%
CTC AcquiCo GmbH, EUR 2017 Term Loan B1, 03/07/25(c)		1,000	1,152,234
Springer Nature Deutschland GmbH, 2021 EUR Term Loan B17, (EURIBOR + 2.75%), 3.25%, 08/14/26		1,000	1,153,682

			2,305,916

Ireland — 0.1%
Virgin Media Ireland Limited, EUR Term Loan, (Euribor + 3.50%), 3.50%, 07/15/29		1,000	1,153,137

Luxembourg — 0.5%
AEA International Holdings (Lux) Sarl, Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 08/05/28(p)	USD	731	730,252
Altice Financing SA, EUR 2017 1st Lien Term Loan, (EURIBOR + 2.75%), 2.75%, 01/31/26	EUR	998	1,127,586
Claudius Finance Sarl, 2021 EUR Term Loan B, 07/10/28(c)		1,000	1,155,940
Eircom Finco Sarl, 2019 EUR Term Loan B, 05/15/26(c)		1,000	1,155,454
Misys Europe SA, EUR 1st Lien Term Loan, 06/13/24(c)		997	1,154,464

			5,323,696

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 02/17/23(p)	USD	60	55,692

Netherlands — 0.6%
Peer Holding III BV, 2019 EUR Term Loan B, 01/16/27(c)	EUR	1,000	1,156,786
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26	USD	3,128	3,116,640
UPC Broadband Holding BV, 2020 EUR Term Loan AU, 04/30/29(c)	EUR	1,000	1,141,936

			5,415,362

Sweden — 0.1%
Verisure Holding AB, 2021 EUR Term Loan, 03/27/28(c)		1,000	1,150,890

United Kingdom(c) — 0.5%
Bellis Acquisition Company PLC, 2021 EUR Term Loan B, 02/12/26		1,000	1,151,551
GVC Holdings (Gibraltar) Ltd., 2021 USD Term Loan B4, 03/16/27	USD	1,895	1,896,447
Ineos 226 Ltd., EUR Term Loan B, 01/29/26	EUR	1,000	1,149,662
Lorca Finco Plc, EUR New Money Term Loan B2, 09/17/27		1,000	1,159,126

			5,356,786

United States — 4.5%
ACProducts Holdings, Inc., 2021 Term Loan B, 05/17/28(c)	USD	1,455	1,451,976
American Rock Salt Company LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%), 4.75%, 06/04/28		331	333,328

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26	USD	217	$217,344
Avantor Funding, Inc., 2021 EUR 7 Year Term Loan B, (EURIBOR + 2.75%), 2.75%, 06/12/28	EUR	998	1,153,652
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27	USD	1,002	1,003,002
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 04/05/28		911	901,507
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(p)		184	185,303
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 05/17/28		501	501,210
ConnectWise LLC, 2021 Term Loan B, 4.00%, 09/29/28		816	813,960
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27		1,425	1,425,442
DT Midstream, Inc, Term Loan B, (3 mo. LIBOR + 2.00%), 2.50%, 06/26/28		1,103	1,102,549
Eastman Chemical Company, 2021 Term Loan B, 08/12/28(c)(p)		102	101,490
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		223	221,267
Granite Acquisition, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 03/24/28		353	352,674
Green Plains Operating Company LLC, Term Loan, (3 mo. LIBOR + 8.00%), 8.13%, 07/20/26(p)		540	534,600
HCRX Investments Holdco LP, Term Loan B, 07/14/28(c)		854	850,798
Herschend Entertainment Company LLC, 2021 Term Loan, 08/27/28(c)		601	599,876
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/02/28		1,928	1,932,338
IPS Corp.(c) 2021 Delayed Draw Term Loan, 09/21/28		53	52,520
2021 Term Loan, 09/21/28		263	262,600
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		999	1,000,875
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.25%, 07/10/28		447	446,070
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%), 4.75%, 04/07/28(p)		1,181	1,185,429
Jack Ohio Finance LLC, 5.50%, 10/04/28(p)		290	288,550
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28		1,174	1,174,552
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28		948	920,508
LBM Acquisition LLC 2021 Incremental Delayed Draw Term Loan B2, 12/17/27(c)		569	562,980
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,137	1,125,960
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 03/04/28		793	791,899
LSF11 A5 HoldCo LLC, 4.50%, 09/30/28(p)		1,079	1,073,605
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/19/26		124	122,140
McAfee LLC, 2018 EUR Term Loan B, 09/30/24(c)	EUR	470	547,960

Security		Par (000)	Value

United States (continued)
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(c)	USD	74	$86,130
Medline Industries, Inc., USD Term Loan B, 4.25%, 09/20/28		2,035	2,024,825
Michaels Companies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 5.00%, 04/15/28		803	803,349
Moldrite Plastics LLC, 0.00%(p)		203	201,985
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%), 4.00%, 12/28/27		415	413,306
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		936	935,056
Rexnord LLC, 2021 Term Loan B, 0.00%, 10/04/28		151	150,962
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		1,510	1,514,479
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/25/28		2,162	2,152,552
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 03/06/25		971	962,985
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 09/23/27		999	997,534
Signal Parent, Inc, Term Loan B, (1 mo. LIBOR + 3.50%), 4.25%, 04/03/28		987	974,243
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		298	297,538
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(c)		669	663,568
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28		1,575	1,574,338
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%), 5.00%, 02/18/28(p)		742	742,865
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 04/16/28		1,637	1,639,414
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28		1,013	1,014,100
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 08/06/28(c)		2,765	2,763,092
Virgin Media Bristol LLC, 2020 EUR Term Loan R, (EURIBOR + 3.25%), 3.25%, 01/31/29	EUR	1,000	1,155,720
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27	USD	1,001	1,001,990

			45,307,995

Total Floating Rate Loan Interests — 7.1% (Cost: $71,416,060)			70,986,907

Foreign Agency Obligations

Argentina(o) — 0.4%
Argentine Republic Government International Bond 1.13%, 07/09/35		6,473	2,110,198
3.50%, 07/09/41		5,587	2,036,556

			4,146,754

Australia(d) — 0.1%
Australia Government Bond 2.00%, 12/21/21	AUD	210	152,463
5.75%, 07/15/22		320	241,679
2.75%, 04/21/24		130	100,434

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Australia Government Bond (continued)
4.75%, 04/21/27	AUD	220	$192,412
2.25%, 05/21/28		90	69,947
3.75%, 04/21/37		80	72,008

			828,943

Austria(b)(d) — 0.7%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	687,746
1.50%, 02/20/47		222	313,455
2.10%, 09/20/2117		3,275	6,059,314

			7,060,515

Bahrain — 0.3%
Bahrain Government International Bond
7.00%, 01/26/26(d)	USD	959	1,058,676
4.25%, 01/25/28(b)		200	197,250
6.75%, 09/20/29(d)		200	214,225
7.38%, 05/14/30(d)		424	469,792
5.25%, 01/25/33(d)		535	507,581
5.25%, 01/25/33(b)		200	189,750
7.50%, 09/20/47(d)		507	518,820

			3,156,094

Belgium(b)(d) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47	EUR	351	477,867
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	1,061,804

			1,539,671

Brazil — 1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/31	BRL	56,000	9,636,322
Brazilian Government International Bond
6.00%, 04/07/26	USD	250	287,078
4.63%, 01/13/28		783	824,988
3.88%, 06/12/30		1,164	1,127,116

			11,875,504

Canada — 0.1%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	192,668
5.00%, 06/01/37		90	102,635
4.00%, 06/01/41		280	298,892
3.50%, 12/01/45		140	143,801
2.75%, 12/01/48		210	193,193

			931,189

Chile — 0.1%
Chile Government International Bond
2.55%, 07/27/33	USD	725	709,775
3.50%, 01/25/50		260	259,967

			969,742

China — 8.5%
China Development Bank, 3.30%, 02/01/24	CNY	1,400	219,482
China Government Bond
3.19%, 04/11/24		1,400	220,836
2.94%, 10/17/24		8,500	1,331,455
2.41%, 06/19/25		79,500	12,217,527
2.85%, 06/04/27		55,200	8,570,966
3.01%, 05/13/28		32,870	5,146,491
3.25%, 11/22/28		100	15,859

Security		Par (000)	Value

China (continued)
China Government Bond (continued)
3.29%, 05/23/29	CNY	105,600	$16,828,455
3.13%, 11/21/29		7,280	1,145,030
2.68%, 05/21/30		64,180	9,711,803
3.27%, 11/19/30		55,400	8,834,754
3.02%, 05/27/31		105,780	16,585,988
3.86%, 07/22/49		7,230	1,191,219
3.72%, 04/12/51		19,700	3,212,408

			85,232,273

Colombia — 1.6%
Colombia Government International Bond
8.13%, 05/21/24		521	601,690
3.88%, 04/25/27		422	437,508
4.50%, 03/15/29		6,812	7,175,165
3.00%, 01/30/30		3,198	3,012,716
3.13%, 04/15/31		3,492	3,264,583
3.25%, 04/22/32		1,158	1,078,677
4.13%, 05/15/51		400	344,700

			15,915,039

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	DKK	200	32,541
1.75%, 11/15/25		500	84,902
4.50%, 11/15/39		450	122,199

			239,642

Dominican Republic — 0.3%
Dominican Republic International Bond
5.95%, 01/25/27(d)	USD	299	335,627
4.50%, 01/30/30(b)		634	643,233
4.88%, 09/23/32(b)		651	664,142
5.30%, 01/21/41(d)		213	210,710
6.40%, 06/05/49(d)		742	785,732

			2,639,444

Egypt — 0.5%
Egypt Government International Bond
5.88%, 06/11/25(d)		600	617,940
5.25%, 10/06/25(b)		667	677,005
7.60%, 03/01/29(d)		449	462,470
5.88%, 02/16/31(b)		523	477,237
6.38%, 04/11/31(b)	EUR	365	413,285
7.30%, 09/30/33(b)	USD	1,217	1,175,926
8.50%, 01/31/47(b)		296	283,420
7.90%, 02/21/48(d)		451	408,155

			4,515,438

France(d) — 0.1%
France Government Bond OAT
2.50%, 05/25/30	EUR	40	56,491
1.50%, 05/25/31		190	250,014
5.75%, 10/25/32		100	186,997
French Republic Government Bond OAT, 1.50%, 05/25/50(b)		266	357,252

			850,754

Ghana — 0.2%
Ghana Government International Bond 6.38%, 02/11/27(d)	USD	200	186,250

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ghana (continued)
Ghana Government International Bond (continued)
8.63%, 04/07/34(b)	USD	1,735	$1,639,575
8.75%, 03/11/61(d)		708	632,244

			2,458,069

Greece(d) — 0.8%
Hellenic Republic Government Bond
3.50%, 01/30/23	EUR	9	10,467
0.01%, 02/12/26(b)		838	967,243
2.00%, 04/22/27(b)		411	524,690
3.75%, 01/30/28		12	16,387
3.88%, 03/12/29(b)		522	750,144
1.50%, 06/18/30(b)		2,847	3,505,090
0.75%, 06/18/31(b)		987	1,132,310
3.90%, 01/30/33		12	18,673
4.00%, 01/30/37		10	16,121
4.20%, 01/30/42		9	17,155
1.88%, 01/24/52(b)		1,195	1,452,110

			8,410,390

Guatemala — 0.1%
Guatemala Government Bond, 4.65%, 10/07/41	USD	791	770,893

Hungary — 0.0%
Hungary Government International Bond, 3.13%, 09/21/51(b)		200	196,172

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(d)		200	214,238

Indonesia — 0.4%
Indonesia Government International Bond
4.75%, 01/08/26(d)		422	478,390
3.50%, 01/11/28		200	216,787
4.10%, 04/24/28		620	695,679
4.75%, 02/11/29		209	243,508
8.50%, 10/12/35(d)		100	156,112
4.63%, 04/15/43(d)		200	226,787
Indonesia Treasury Bond
6.50%, 06/15/25	IDR	5,061,000	371,111
8.38%, 03/15/34		5,876,000	461,869
7.13%, 06/15/42		17,997,000	1,283,348
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30(d)	USD	200	206,350

			4,339,941

Ireland(d) — 0.4%
Ireland Government Bond
0.20%, 10/18/30	EUR	960	1,123,823
0.01%, 10/18/31		2,595	2,949,323

			4,073,146

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30	USD	200	212,625

Italy(d) — 1.1%
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23	EUR	5,204	6,145,817
4.75%, 09/01/44(b)		232	428,878
1.50%, 04/30/45(b)		621	699,769
3.85%, 09/01/49(b)		700	1,181,563

Security		Par (000)	Value

Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
2.45%, 09/01/50(b)	EUR	1,785	$2,371,517
2.80%, 03/01/67(b)		120	163,338

			10,990,882

Japan — 1.3%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	1,500,000	12,639,921

Mexico — 1.8%
Mexican Bonos 7.50%, 06/03/27	MXN	41,000	2,021,671
8.50%, 05/31/29		40,000	2,075,309
7.75%, 05/29/31		221,000	10,987,634
10.00%, 11/20/36		7,800	458,297
Mexico Government International Bond 4.50%, 04/22/29	USD	907	1,018,561
4.75%, 03/08/44		244	259,448
4.35%, 01/15/47		984	985,415
4.50%, 01/31/50		200	204,850

			18,011,185

Morocco(b) — 0.2%
Morocco Government International Bond
3.00%, 12/15/32		1,577	1,496,179
4.00%, 12/15/50		1,032	940,410

			2,436,589

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)(d)	EUR	311	579,518

New Zealand — 0.0%
New Zealand Government Bond, 2.75%, 04/15/25(d)	NZD	100	72,299

Nigeria — 0.2%
Nigeria Government International Bond
6.13%, 09/28/28(b)	USD	1,121	1,122,401
7.88%, 02/16/32(d)		225	232,917
7.38%, 09/28/33(b)		627	631,703

			1,987,021

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(d)		263	252,940
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(b)		228	239,543

			492,483

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)		668	681,276
Panama Government International Bond
3.88%, 03/17/28		241	261,455
2.25%, 09/29/32		245	229,887
4.50%, 05/15/47		425	463,330
4.50%, 04/16/50		200	217,162
4.50%, 04/01/56		208	225,784

			2,078,894

Paraguay — 0.3%
Paraguay Government International Bond
5.00%, 04/15/26(d)		420	464,966
4.95%, 04/28/31(b)		850	956,410
2.74%, 01/29/33(b)		687	657,287

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Paraguay (continued)
Paraguay Government International Bond (continued)
5.40%, 03/30/50(b)	USD	400	$458,450
5.40%, 03/30/50(d)		250	286,531

			2,823,644

Peru — 0.2%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(b)		310	305,350
Peruvian Government International Bond
7.35%, 07/21/25		100	120,862
4.13%, 08/25/27		380	420,090
2.84%, 06/20/30		66	66,631
2.78%, 01/23/31		85	84,246
1.86%, 12/01/32		463	420,549
6.55%, 03/14/37		89	120,139
3.30%, 03/11/41		226	219,107

			1,756,974

Philippines — 0.1%
Philippine Government International Bond
3.75%, 01/14/29		552	615,066
6.38%, 10/23/34		100	138,081
2.95%, 05/05/45		510	485,074

			1,238,221

Qatar — 0.2%
Qatar Government International Bond
4.50%, 04/23/28(d)		486	566,737
4.00%, 03/14/29(b)		805	914,480

			1,481,217

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(b)		716	729,783
6.13%, 01/22/44(b)		16	20,913
4.00%, 02/14/51(d)		234	232,508

			983,204

Russia — 2.3%
Russian Federal Bond - OFZ
7.65%, 04/10/30	RUB	163,631	2,313,207
5.90%, 03/12/31		1,141,539	14,288,203
6.10%, 07/18/35		447,694	5,472,856
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(d)	USD	800	891,600

			22,965,866

Saudi Arabia — 0.2%
Saudi Government International Bond
4.00%, 04/17/25(d)		260	284,570
3.63%, 03/04/28(d)		439	481,803
4.38%, 04/16/29(b)		785	903,927
4.63%, 10/04/47(d)		300	352,125

			2,022,425

South Africa — 1.0%
Republic of South Africa Government Bond, 7.00%, 02/28/31	ZAR	175,557	9,807,903
Republic of South Africa Government International Bond, 4.88%, 04/14/26	USD	200	213,787

			10,021,690

Spain(b)(d) — 2.9%
Spain Government Bond 0.50%, 04/30/30	EUR	4,400	5,207,257

Security		Par (000)	Value

Spain (continued)
Spain Government Bond (continued)
1.25%, 10/31/30	EUR	431	$541,028
0.10%, 04/30/31		7,150	8,058,583
0.50%, 10/31/31		3,200	3,721,936
3.45%, 07/30/66		6,712	11,921,822

			29,450,626

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(d)	USD	200	127,037

Supranational(d) — 0.5%
European Union
0.01%, 07/04/31	EUR	1,625	1,878,735
0.10%, 10/04/40		500	539,766
0.30%, 11/04/50		300	320,672
Series NGEU, 0.01%, 10/04/28		2,162	2,538,837

			5,278,010

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26(d)	SEK	960	115,042
3.50%, 03/30/39		250	41,751

			156,793

Ukraine — 0.1%
Ukraine Government International Bond
8.99%, 02/01/24(d)	USD	200	220,200
7.75%, 09/01/24(d)		231	249,884
7.75%, 09/01/27(d)		100	108,206
9.75%, 11/01/28(d)		419	491,749
7.25%, 03/15/33(b)		385	388,321

			1,458,360

United Kingdom(d) — 0.6%
United Kingdom Gilt
1.75%, 09/07/22	GBP	200	273,398
0.75%, 07/22/23		1,826	2,480,503
1.75%, 09/07/37		60	86,017
4.75%, 12/07/38		30	62,035
3.25%, 01/22/44		165	301,290
3.50%, 01/22/45		700	1,337,845
1.50%, 07/22/47		1,040	1,431,620

			5,972,708

Uruguay — 0.1%
Uruguay Government International Bond, 4.38%, 10/27/27	USD	527	604,299

Total Foreign Agency Obligations — 29.6% (Cost: $295,983,445)			296,206,342

		Shares

Investment Companies

United States — 1.4%
Consumer Discretionary Select Sector SPDR Fund		1,317	236,336
Financial Select Sector SPDR Fund		11,919	447,320
Industrial Select Sector SPDR Fund		5,842	571,581
InvesCo QQQ Trust, Series 1		22,400	8,018,304
iShares China Large-Cap ETF(q)		3,075	119,710
iShares iBoxx $ High Yield Corporate Bond ETF(q)		2,301	201,315

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)		1,039	$138,218
iShares JP Morgan USD Emerging Markets Bond ETF(q)		17,451	1,920,657
iShares Latin America 40 ETF(q)		9,782	259,614
iShares MSCI Brazil ETF(q)		9,033	290,230
iShares MSCI Emerging Markets ETF(q)		13,148	662,396
iShares Nasdaq Biotechnology ETF(q)		493	79,708
iShares Russell 2000 ETF(q)		476	104,125
iShares S&P 500 Value ETF(q)		2,805	407,903
VanEck Semiconductor ETF		628	160,938

Total Investment Companies — 1.4% (Cost: $12,685,911)			13,618,355

		Par (000)

Municipal Bonds

California — 0.0%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	188,114

Total Municipal Bonds — 0.0% (Cost: $154,555)			188,114

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3 mo. Euribor + 0.63%), 0.09%, 06/15/53(a)(d)	EUR	187	217,569

United Kingdom(a)(d) — 0.2%
Agora Securities, 1.25%, 08/17/31	GBP	400	538,837
Canada Square Funding PLC, Series 2021-2, Class B, 1.25%, 06/17/58		112	151,834
Finsbury Square, Series 2021-1GRX, Class AGRN, 0.70%, 12/16/67		319	431,439
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, 0.80%, 05/15/51		154	209,055
Mortimer BTL PLC, Series 2021-1, Class B, 1.15%, 06/23/53		100	135,765

			1,466,930

United States — 6.1%
Arbor Multifamily Mortgage Securities Trust(b)
1.75%, 05/15/53	USD	1,326	1,139,031
Series 2020-MF1, Class XA, 1.09%, 05/15/53(a)		14,982	1,036,589
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.03%, 12/15/36		200	199,117
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.13%, 12/15/36		150	145,666
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.08%, 11/15/32(a)(b)		150	124,593
Bank
Series 2020-BN29, Class C, 3.13%, 11/15/53(a)		1,050	1,057,541
Series 2020-BN29, Class D, 2.50%, 11/15/53(b)		420	386,205
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	27,292

Security		Par (000)	Value

United States (continued)
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50	USD	1,200	$1,315,145
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.58%, 08/15/36(a)(b)		1,400	1,396,456
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.57%, 12/17/53(a)		5,044	536,415
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	207,423
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.33%, 07/15/35(a)(b)		170	170,452
BX Commercial Mortgage Trust(a)(b)
Series 2018-BIOA, Class B, (1 mo. LIBOR US + 0.87%), 0.96%, 03/15/37		20	20,006
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.04%, 03/15/37		1,380	1,379,671
Series 2018-IND, Class B, (1 mo. LIBOR US + 0.90%), 0.98%, 11/15/35		700	700,423
Series 2018-IND, Class C, (1 mo. LIBOR US + 1.10%), 1.18%, 11/15/35		700	700,422
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.13%, 11/15/35		770	772,061
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.00%, 10/15/36		115	115,099
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 2.08%, 10/15/36		884	884,733
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.38%, 10/15/36		972	974,763
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.73%, 10/15/36		707	708,497
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.58%, 12/15/36		1,382	1,380,733
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.08%, 02/15/36		900	899,986
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.08%, 02/15/36		900	899,986
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.08%, 01/15/34		390	392,420
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.99%, 01/15/34		760	760,238
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	115,629
Series 2017-CC, Class E, 3.67%, 08/13/37		220	223,631
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	774,415
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)		1,000	1,027,419
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class C, 4.66%, 10/10/47(a)		1,200	1,277,460
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	409,280
Series 2016-C2, Class B, 3.18%, 08/10/49		750	774,939
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	408,527
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	1,052,525
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	351,519
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	1,280,200
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.58%, 11/15/37(a)(b)		983	987,882
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		343	363,430
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	532,947
Series 2016-DC2, Class B, 4.83%, 02/10/49(a)		100	108,311
Series 2016-DC2, Class C, 4.83%, 02/10/49(a)		100	106,171

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
COMM Mortgage Trust (continued)
Series 2017-PANW, Class D, 4.34%, 10/10/29(a)(b)	USD	750	$771,305
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)(b)		1,000	968,272
Credit Suisse Mortgage Capital Certificates(a)(b)
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 1.06%, 05/15/36		100	100,287
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 1.31%, 05/15/36		100	100,071
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 1.51%, 05/15/36		100	100,071
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.23%, 05/15/36		700	701,120
CSAIL Commercial Mortgage Securities Trust, Series 2018-CX12, Class C, 4.92%, 08/15/51(a)		750	817,978
DBGS Mortgage Trust(a)(b)
Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 1.58%, 06/15/33		1,000	994,978
Series 2018-BIOD, Class B, (1 mo. LIBOR US + 0.89%), 0.97%, 05/15/35		93	92,930
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.38%, 05/15/35		93	92,894
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	397,943
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.65%, 10/10/34		400	407,564
Series 2017-BRBK, Class F, 3.53%, 10/10/34		240	240,758
Extended Stay America Trust, Series 2021-ESH, Class A, (1 mo. LIBOR US + 1.08%), 1.16%, 07/15/38(a)(b)		269	269,361
Freddie Mac Multifamily Structured Pass Through Certificates, 1.12%, 10/25/30(a)		4,094	323,841
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.43%, 02/15/38(a)(b)		340	340,313
GS Mortgage Securities Corp. II, Series 2021-ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.23%, 05/15/26(a)(b)		100	100,100
GS Mortgage Securities Trust
4.47%, 10/10/48(a)		1,100	1,195,414
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		225	207,503
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	159,973
Series 2020-GSA2, Class XA, 1.85%, 12/12/53(a)(b)		3,647	459,666
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	1,048,889
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.35%), 3.43%, 01/15/33(a)(b)		770	771,465
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,264,605
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.08%, 07/15/36(a)(b)		1,250	1,230,934
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class B, 5.12%, 12/15/46(a)		1,000	1,073,194
JPMDB Commercial Mortgage Securities Trust
Class A5, 3.69%, 03/15/50		1,200	1,316,390
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,221,878

Security		Par (000)	Value

United States (continued)
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.13%, 12/15/37(a)(b)	USD	910	$911,135
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(a)(b)		110	111,881
Series 2017-330M, Class E, 4.17%, 08/15/34(a)(b)		130	130,735
MCM Trust, 3.00%, 08/25/28		811	665,876
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(b)		100	98,799
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	401,035
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	435,374
Morgan Stanley Capital I Trust
Series 2007-T27, Class C, 6.21%, 06/11/42(a)(b)		1,250	1,255,895
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,100	1,160,069
Series 2018-H4, Class C, 5.24%, 12/15/51(a)		400	435,247
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	1,118,264
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	668,219
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	397,775
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	128,136
Series 2017-OT, Class E, 4.08%, 05/10/39		160	144,203
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.84%, 01/15/26(a)(b)		270	272,026
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.20%, 09/15/34(a)(b)		350	349,116
Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		250	252,713
TVC DSCR, 2.38%, 02/01/51(p)		1,229	1,388,897
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		99	99,616
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.45%, 11/15/30(a)(b)		1,000	1,018,716
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 5.12%, 01/15/59		1,400	1,560,845
Series 2019-C50, Class XA, 1.58%, 05/15/52		14,180	1,196,186
Series 2021-C59, Class XA, 1.69%, 04/15/54		1,008	115,751
Western Alliance Bank, 5.63%, 12/28/24		2,260	2,258,157

			61,469,611

Total Non-Agency Mortgage-Backed Securities — 6.3% (Cost: $62,071,246)			63,154,110

Preferred Securities

Capital Trusts — 0.8%

Belgium — 0.0%
Solvay Finance SA, 5.43%(a)(d)(k)	EUR	200	253,396

Colombia — 0.1%
Banco Davivienda SA, 6.65%(a)(b)(k)	USD	430	456,687

France(a)(k) — 0.1%
Electricite de France SA(d)
5.38%	EUR	400	516,045
3.38%		200	243,557
Societe Generale SA, 5.38%(b)	USD	200	214,126

			973,728

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — 0.0%
ATF Netherlands BV, 3.75%(a)(d)(k)	EUR	200	$240,358

Italy(a)(d)(k) — 0.1%
Eni SpA, Series NC9, 2.75%		260	304,788
Poste Italiane SpA, 2.63%		100	114,821

			419,609

Japan — 0.0%
Rakuten Group, Inc., 4.25%(a)(d)(k)		200	233,658

Kuwait — 0.0%
Burgan Bank SAK, 5.75%(a)(d)(k)	USD	395	402,480

Luxembourg — 0.0%
SES SA, 2.88%(a)(d)(k)	EUR	100	117,975

Mexico(a) — 0.1%
BBVA Bancomer SA, 5.13%, 01/18/33(d)	USD	600	623,250
Cemex SAB de CV, 5.13%(b)(k)		270	273,375

			896,625

Netherlands — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(d)(k)	EUR	100	118,805

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(d)(k)	USD	200	202,662

Spain(a)(d)(k) — 0.0%
Naturgy Finance BV, 4.13%	EUR	100	120,633
Repsol International Finance BV, 3.75%		200	246,666

			367,299

Sweden — 0.0%
Heimstaden Bostad AB, 3.00%(a)(d)(k)		100	114,247

Switzerland(a)(b)(k) — 0.1%
Credit Suisse Group AG, 6.25%	USD	200	215,478
UBS Group AG, 7.00%		225	245,466

			460,944

United Kingdom(a)(d)(k) — 0.2%
BP Capital Markets PLC
3.25%	EUR	740	914,730
4.25%	GBP	146	208,956
British American Tobacco PLC
Series 5.25, 3.00%	EUR	430	493,732
Series NC8, 3.75%		380	437,312

			2,054,730

United States — 0.1%
Belden, Inc., 4.13%, 10/15/26(d)		200	236,463
General Motors Financial Co., Inc., Series C, 5.70%(a)(k)	USD	130	149,662

Security		Par (000)	Value

United States (continued)
JPMorgan Chase & Co., Series HH, 4.60%(a)(k)	USD	17	$17,383
NWD Finance BVI Ltd., 4.13%(a)(d)(k)		200	197,500

			601,008

			7,914,211

		Shares

Preferred Stocks — 0.2%

Germany — 0.1%
Porsche Automobil Holding SE, Preference Shares		2,912	287,969
Volkswagen AG, Preference Shares		1,792	399,441

			687,410

United States — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(l)		290	327,923
Dream Finders Homes, Inc.		1,320	1,306,800

			1,634,723

			2,322,133

Total Preferred Securities — 1.0% (Cost: $10,350,927)			10,236,344

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.1%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.66%, 02/25/52	USD	750	802,889
Series 2020-K105, Class B, 3.53%, 03/25/53		726	771,242

			1,574,131

Mortgage-Backed Securities — 21.7%
Freddie Mac Mortgage-Backed Securities, 5.00%, 11/01/48		43	47,064
Ginnie Mae
4.00%, 05/20/47		34	36,276
3.00%, 12/20/50		500	523,008
Ginnie Mae Mortgage-Backed Securities(r)
4.00%, 10/20/40 - 10/01/51		1,829	1,951,054
3.50%, 01/15/42 - 10/01/51		6,401	6,747,025
5.00%, 10/20/44 - 10/01/51		322	348,218
3.00%, 02/15/45 - 10/01/51		4,259	4,454,210
4.50%, 03/15/47 - 10/01/51		922	990,216
2.00%, 10/01/51		5,844	5,928,236
2.50%, 10/01/51		5,226	5,394,824
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(r)		88,686	91,472,779

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.50%, 10/14/21 - 12/01/38	USD	114	$132,014
4.50%, 08/01/23 - 10/01/51(r)		3,159	3,437,289
3.00%, 07/01/29 - 11/01/51(r)		19,148	20,131,062
3.50%, 07/01/29 - 11/10/51(r)		9,588	10,241,670
2.00%, 10/01/31 - 11/10/51(r)		48,264	48,673,378
4.00%, 09/01/33 - 10/01/51(r)		5,550	5,993,356
5.00%, 09/01/35 - 10/01/51(r)		556	619,331
1.50%, 10/01/36 - 11/10/51(r)		9,467	9,318,232
6.50%, 11/01/38		7	8,245
6.00%, 07/01/39		37	42,110
Series KW09, Class X1, 0.94%, 05/25/29(a)		14,795	751,522

			217,241,119

Total U.S. Government Sponsored Agency Securities — 21.8% (Cost: $219,081,612)			218,815,250

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds
0.38%, 01/15/27		1,695	1,871,259
0.50%, 01/15/28		332	371,657
0.13%, 01/15/30 - 01/15/31(s)		5,066	5,562,458
U.S. Treasury Inflation Protected Security
0.50%, 04/15/24		8,707	9,297,940
0.13%, 04/15/25 - 04/15/26		34,350	37,147,225
U.S. Treasury Notes
1.75%, 11/30/21		5	5,014
1.88%, 02/28/22		500	503,750
0.63%, 05/15/30		1,755	1,638,046

Total U.S. Treasury Obligations — 5.6% (Cost: $56,146,121)			56,397,349

		Shares

Warrants

United States(f) — 0.0%
Austerlitz Acquisition Corp. (Expires 02/19/2026), Class A, Class A		1,397	2,361
Cano Health, Inc. (Expires 06/03/2026)		9,002	37,179
Latch, Inc. (Expires 06/04/2026)		12,334	40,702
Offerpad Solutions, Inc. (Expires 09/01/2026)		8,031	14,054
Sarcos Technology and Robotics Corp. (Expires 06/15/2027), Class A, Class A		28,519	22,245

			116,541

Security		Shares	Value

Venezuela — 0.0%
Venezuela Government International Bond		3,000	$3,000

Total Warrants — 0.0% (Cost: $124,233)			119,541

Total Long-Term Investments — 101.7% (Cost: $1,015,034,741)			1,019,735,423

		Par (000)

Short-Term Securities

Borrowed Bond Agreements — 0.2%
BofA Securities Inc., (0.02%), 10/01/21 (Purchased on 09/30/21 to be repurchased at $1,732,901 Collateralized by U.S. Treasury Notes, 1.50%, 02/15/30, par and fair values of $1,720,000 and $1,730,952, respectively)	USD	1,733	1,732,900

		Shares

Money Market Funds — 9.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(t)		95,280,859	95,280,859

Total Short-Term Securities — 9.7% (Cost: $97,013,759)			97,013,759

Options Purchased — 0.5% (Cost: $6,886,850)			5,202,507

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 111.9% (Cost: $1,118,935,350)			1,121,951,689

		Par (000)

Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30(u)	USD	(1,720)	(1,730,952)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,819,211))			(1,730,952)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

TBA Sale Commitments(r)

United States — (5.2)%
Ginnie Mae Mortgage-Backed Securities, 3.50%, 10/21/50	USD	2,549	$(2,680,284)
Uniform Mortgage-Backed Securities
1.50%, 10/14/51		3,323	(3,249,596)
2.00%, 10/14/51		22,600	(22,840,566)
2.50%, 10/14/51		14,300	(14,744,082)
3.00%, 10/14/51		6,800	(7,115,297)
3.50%, 10/14/51		1,000	(1,058,066)

Total TBA Sale Commitments — (5.2)% (Proceeds: $(51,697,281))			(51,687,891)

Options Written — (0.3)% (Premiums Received: $(4,241,403))			(3,568,508)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 106.2% (Cost: $1,061,177,455)			1,064,964,338

Liabilities in Excess of Other Assets — (6.2)%			(61,963,647)

Net Assets — 100.0%			$ 1,003,000,691

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	When-issued security.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Rounds to less than 1,000.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(q)	Affiliate of the Fund.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,780,042	$89,500,817	(a)	$—	$—	$—	$95,280,859	95,280,859	$7,234	$—
iShares China Large-Cap ETF	622,162	113,852		(558,683)	(34,022)	(23,599)	119,710	3,075	1,350	—
iShares iBoxx $ High Yield Corporate Bond ETF	27,263,877	4,066,984		(31,151,487)	1,299,095	(1,277,154)	201,315	2,301	97,704	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,411,734	7,881,385		(11,928,360)	(117,363)	(109,178)	138,218	1,039	18,688	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,022,745	—		—	—	(102,088)	1,920,657	17,451	49,194	—
iShares Latin America 40 ETF	428,510	—		(129,556)	3,688	(43,028)	259,614	9,782	3,697	—
iShares MSCI Brazil ETF	324,844	275,339		(217,405)	(5,277)	(87,271)	290,230	9,033	7,069	—
iShares MSCI Emerging Markets ETF	1,018,984	—		(347,384)	54,125	(63,329)	662,396	13,148	3,166	—
iShares MSCI Japan ETF(b)	—	333,578		(356,386)	22,808	—	—	—	—	—
iShares Nasdaq Biotechnology ETF	111,951	—		(36,560)	8,615	(4,298)	79,708	493	170	—
iShares Russell 2000 ETF	93,325	—		—	—	10,800	104,125	476	678	—
iShares S&P 500 Value ETF	359,096	—		—	—	48,807	407,903	2,805	5,810	—

					$1,231,669	$(1,650,338)	$99,464,735		$194,760	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.55	%(b)	06/02/21	Open	$180,617	$180,949	Corporate Bonds	Open/Demand

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	136	12/08/21	$23,951	$(209,176)
Euro Bund	96	12/08/21	18,895	(141,559)
Euro OAT	81	12/08/21	15,579	(190,637)
Euro-Schatz	100	12/08/21	13,005	(5,603)
10-Year Australian Treasury Bonds	96	12/15/21	9,811	(180,207)
3-Year Australian Treasury Bonds	82	12/15/21	6,897	(10,737)
Euro Stoxx 50 Index	4	12/17/21	188	(5,267)
FTSE 100 Index	1	12/17/21	95	743
FTSE/MIB Index	3	12/17/21	441	(4,698)
Russell 2000 E-Mini Index	3	12/17/21	330	(3,284)
S&P 500 E-Mini Index	31	12/17/21	6,662	(63,652)
10-Year Canadian Bond	82	12/20/21	9,266	(172,329)
U.S. Long Bond	126	12/21/21	20,097	(452,693)
Ultra U.S. Treasury Bond	310	12/21/21	59,384	(1,690,836)
Long Gilt	109	12/29/21	18,393	(16,427)
2-Year U.S. Treasury Note	308	12/31/21	67,784	11,640
5-Year U.S. Treasury Note	1,746	12/31/21	214,403	(1,211,869)

				(4,346,591)

Short Contracts
30-Year Euro Buxl Bond	96	12/08/21	22,624	538,129
Euro BOBL	329	12/08/21	51,450	182,735
Short Term Euro BTP	275	12/08/21	36,242	44,702
10-Year Japanese Government Treasury Bonds	3	12/13/21	4,087	13,041
NASDAQ 100 E-Mini Index	6	12/17/21	1,762	79,413
10-Year U.S. Treasury Note	418	12/21/21	55,058	537,981
10-Year U.S. Ultra Long Treasury Note	450	12/21/21	65,454	561,831

				1,957,832

				$(2,388,759)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	748,000	PLN	3,397,749	BNP Paribas SA	10/04/21	$12,150
EUR	748,000	PLN	3,397,749	BNP Paribas SA	10/04/21	12,150
USD	598,000	BRL	3,134,971	BNP Paribas SA	10/04/21	22,327
USD	554,049	BRL	3,013,696	Citibank N.A.	10/04/21	646
USD	566,905	BRL	3,083,626	Citibank N.A.	10/04/21	661
USD	593,000	BRL	3,070,791	Citibank N.A.	10/04/21	29,112
USD	586,000	BRL	3,024,059	JPMorgan Chase Bank N.A.	10/04/21	30,694
USD	589,000	BRL	3,039,540	JPMorgan Chase Bank N.A.	10/04/21	30,851
USD	563,716	BRL	3,066,275	Morgan Stanley & Co. International PLC	10/04/21	657
USD	1,094,514	BRL	5,953,500	Morgan Stanley & Co. International PLC	10/04/21	1,276
CAD	1,135,690	USD	896,000	JPMorgan Chase Bank N.A.	10/08/21	631

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KZT	55,180,944	USD	126,330	Citibank N.A.	10/08/21	$3,102
USD	896,000	CAD	1,128,898	JPMorgan Chase Bank N.A.	10/08/21	4,732
USD	446,323	AUD	611,000	HSBC Bank USA N.A.	10/12/21	4,588
USD	268,128	TRY	2,294,425	BNP Paribas SA	10/12/21	11,570
USD	329,872	TRY	2,824,983	Citibank N.A.	10/12/21	13,988
USD	610,000	TRY	5,250,575	Citibank N.A.	10/12/21	22,891
USD	610,000	TRY	5,250,575	Citibank N.A.	10/12/21	22,891
EUR	910,000	NOK	9,208,007	Deutsche Bank AG	10/20/21	1,197
KRW	720,419,200	USD	608,000	Citibank N.A.	10/20/21	154
KRW	720,419,200	USD	608,000	Citibank N.A.	10/20/21	154
NOK	9,252,758	EUR	910,000	JPMorgan Chase Bank N.A.	10/20/21	3,921
RUB	43,636,963	USD	598,000	JPMorgan Chase Bank N.A.	10/20/21	147
RUB	43,636,963	USD	598,000	JPMorgan Chase Bank N.A.	10/20/21	147
USD	805,793	EUR	680,886	Toronto-Dominion Bank	10/20/21	16,855
USD	608,000	KRW	717,956,800	Citibank N.A.	10/20/21	1,925
USD	608,000	KRW	717,956,800	Citibank N.A.	10/20/21	1,925
USD	610,000	MXN	12,329,407	Goldman Sachs International	10/20/21	14,164
USD	610,000	MXN	12,329,407	Goldman Sachs International	10/20/21	14,164
USD	909,000	MXN	18,450,220	Goldman Sachs International	10/20/21	17,368
USD	1,515,000	MXN	30,567,701	HSBC Bank USA N.A.	10/20/21	37,774
USD	1,515,000	ZAR	22,678,793	Bank of America N.A.	10/20/21	12,154
USD	611,634	EUR	521,000	JPMorgan Chase Bank N.A.	10/21/21	7,943
USD	1,524,977	EUR	1,299,000	JPMorgan Chase Bank N.A.	10/21/21	19,805
USD	1,435,767	MXN	28,859,000	Barclays Bank PLC	10/29/21	42,868
USD	1,972,308	MXN	39,869,000	State Street Bank and Trust Co.	10/29/21	48,003
USD	1,494,104	MXN	30,598,661	UBS AG	10/29/21	17,239
PLN	3,605,758	EUR	778,000	Bank of America N.A.	11/02/21	4,868
PLN	3,605,758	EUR	778,000	Bank of America N.A.	11/02/21	4,868
USD	910,000	CLP	739,648,000	UBS AG	11/02/21	386
USD	832,647	MXN	16,949,455	Goldman Sachs International	11/24/21	17,599
CAD	431,003	USD	340,000	Natwest Markets PLC	12/15/21	278
CAD	3,600,000	USD	2,839,889	Natwest Markets PLC	12/15/21	2,326
CAD	4,500,175	USD	3,550,000	Natwest Markets PLC	12/15/21	2,907
CNH	10,929	AUD	2,278	Morgan Stanley & Co. International PLC	12/15/21	38
CNH	31,573	JPY	534,673	Royal Bank of Canada	12/15/21	63
CNH	10,170,000	USD	1,565,892	Barclays Bank PLC	12/15/21	2,740
CNH	616,038,900	USD	95,000,000	Citibank N.A.	12/15/21	18,538
CNH	4,745,000	USD	729,360	Deutsche Bank AG	12/15/21	2,514
CNH	4,960,000	USD	759,769	Deutsche Bank AG	12/15/21	5,267
CNH	23,040,000	USD	3,541,510	Deutsche Bank AG	12/15/21	12,206
CNY	6,527,264	USD	1,000,000	State Street Bank and Trust Co.	12/15/21	6,504
EUR	650,000	GBP	556,455	BNP Paribas SA	12/15/21	4,197
EUR	2,125,000	GBP	1,826,884	Citibank N.A.	12/15/21	3,342
EUR	2,270,000	GBP	1,948,806	Citibank N.A.	12/15/21	7,256
EUR	545,000	GBP	468,230	Deutsche Bank AG	12/15/21	1,277
EUR	630,000	GBP	538,850	Goldman Sachs International	12/15/21	4,719
EUR	160,000	GBP	137,457	JPMorgan Chase Bank N.A.	12/15/21	381
EUR	540,000	GBP	464,672	JPMorgan Chase Bank N.A.	12/15/21	272
EUR	650,000	GBP	556,267	JPMorgan Chase Bank N.A.	12/15/21	4,451
EUR	3,879,477	USD	4,496,232	Citibank N.A.	12/15/21	4,210
EUR	3,879,476	USD	4,494,691	Goldman Sachs International	12/15/21	5,751
GBP	560,994	EUR	650,000	Barclays Bank PLC	12/15/21	1,919
GBP	432,109	EUR	500,000	Deutsche Bank AG	12/15/21	2,252
GBP	138,373	EUR	160,000	JPMorgan Chase Bank N.A.	12/15/21	853
JPY	234,698,053	AUD	2,888,467	Natwest Markets PLC	12/15/21	21,182
JPY	325,014,000	AUD	4,000,000	Natwest Markets PLC	12/15/21	29,333
JPY	2,762,124,664	EUR	21,166,501	Natwest Markets PLC	12/15/21	278,774
MYR	1,129,000	USD	268,362	Barclays Bank PLC	12/15/21	242
MYR	1,156,000	USD	274,845	Barclays Bank PLC	12/15/21	183
MYR	1,125,000	USD	267,539	Morgan Stanley & Co. International PLC	12/15/21	114
RUB	5,380,000	USD	72,532	Bank of America N.A.	12/15/21	507
RUB	66,058,562	USD	887,185	Goldman Sachs International	12/15/21	9,626

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

RUB	74,651,810	USD	1,000,000	JPMorgan Chase Bank N.A.	12/15/21	$13,473
USD	2,790,000	AUD	3,782,528	Banco Santander SA	12/15/21	54,522
USD	4,500,000	BRL	23,885,505	Citibank N.A.	12/15/21	166,691
USD	998,795	BRL	5,290,000	UBS AG	12/15/21	39,083
USD	10,347,630	BRL	54,805,000	UBS AG	12/15/21	404,905
USD	763,792	EUR	650,000	Bank of America N.A.	12/15/21	9,750
USD	142,388	EUR	120,000	Barclays Bank PLC	12/15/21	3,181
USD	500,935	EUR	423,000	BNP Paribas SA	12/15/21	10,227
USD	132,774	EUR	113,000	Citibank N.A.	12/15/21	1,687
USD	2,366,843	EUR	2,000,000	Citibank N.A.	12/15/21	46,714
USD	28,762,656	EUR	24,310,000	Citibank N.A.	12/15/21	561,493
USD	28,762,656	EUR	24,310,000	Citibank N.A.	12/15/21	561,493
USD	4,650,000	EUR	3,925,352	Commonwealth Bank of Australia	12/15/21	96,339
USD	760,220	EUR	650,000	Goldman Sachs International	12/15/21	6,178
USD	1,512,101	EUR	1,290,000	Goldman Sachs International	12/15/21	15,618
USD	130,407	EUR	110,000	JPMorgan Chase Bank N.A.	12/15/21	2,800
USD	6,089,885	EUR	5,185,485	JPMorgan Chase Bank N.A.	12/15/21	74,389
USD	9,002,519	EUR	7,758,953	JPMorgan Chase Bank N.A.	12/15/21	1,635
USD	1,140,375	EUR	970,000	Morgan Stanley & Co. International PLC	12/15/21	15,112
USD	65,150,288	EUR	55,000,000	Morgan Stanley & Co. International PLC	12/15/21	1,346,751
USD	94,918	EUR	80,000	The Bank of New York Mellon	12/15/21	2,113
USD	4,156,845	GBP	3,000,000	State Street Bank and Trust Co.	12/15/21	114,233
USD	12,098,579	GBP	8,779,864	State Street Bank and Trust Co.	12/15/21	267,383
USD	57,882	HKD	450,000	BNP Paribas SA	12/15/21	65
USD	410,897	IDR	5,928,428,798	BNP Paribas SA	12/15/21	243
USD	3,855,000	IDR	55,618,398,000	Citibank N.A.	12/15/21	2,391
USD	270,000	INR	20,105,010	UBS AG	12/15/21	1,326
USD	2,330,950	JPY	256,771,508	Commonwealth Bank of Australia	12/15/21	22,409
USD	4,745,571	JPY	522,760,000	Commonwealth Bank of Australia	12/15/21	45,622
USD	10,851,920	MXN	219,101,876	BNP Paribas SA	12/15/21	346,678
USD	2,959,149	MXN	59,565,000	State Street Bank and Trust Co.	12/15/21	103,196
USD	676,215	NOK	5,800,000	JPMorgan Chase Bank N.A.	12/15/21	13,124
USD	778,453	NOK	6,700,000	JPMorgan Chase Bank N.A.	12/15/21	12,469
USD	52,341	PLN	200,000	Citibank N.A.	12/15/21	2,067
USD	116,017	SEK	1,000,000	Bank of America N.A.	12/15/21	1,714
USD	310,000	SEK	2,672,053	Bank of America N.A.	12/15/21	4,577
USD	1,005,512	SEK	8,660,000	Deutsche Bank AG	12/15/21	15,650
USD	2,159,645	SEK	18,600,000	Deutsche Bank AG	12/15/21	33,613
USD	1,185,156	TWD	32,670,000	Barclays Bank PLC	12/15/21	6,056
USD	1,202,633	TWD	33,165,000	Barclays Bank PLC	12/15/21	5,668
USD	1,203,200	TWD	33,165,000	Barclays Bank PLC	12/15/21	6,235
USD	3,483,289	ZAR	50,000,000	State Street Bank and Trust Co.	12/15/21	195,441
USD	6,700,000	ZAR	96,173,470	State Street Bank and Trust Co.	12/15/21	375,925

						5,955,006

BRL	3,134,971	USD	576,345	BNP Paribas SA	10/04/21	(672)
BRL	3,013,696	USD	572,000	Citibank N.A.	10/04/21	(18,597)
BRL	3,070,791	USD	564,546	Citibank N.A.	10/04/21	(658)
BRL	3,083,626	USD	586,000	Citibank N.A.	10/04/21	(19,756)
BRL	3,024,059	USD	555,954	JPMorgan Chase Bank N.A.	10/04/21	(648)
BRL	3,039,540	USD	558,801	JPMorgan Chase Bank N.A.	10/04/21	(652)
BRL	3,135,166	USD	576,381	JPMorgan Chase Bank N.A.	10/04/21	(672)
BRL	3,066,275	USD	589,000	Morgan Stanley & Co. International PLC	10/04/21	(25,942)
BRL	5,953,500	USD	1,134,000	Morgan Stanley & Co. International PLC	10/04/21	(40,762)
PLN	3,391,235	EUR	748,000	Barclays Bank PLC	10/04/21	(13,787)
PLN	3,391,235	EUR	748,000	Barclays Bank PLC	10/04/21	(13,787)
USD	572,000	BRL	3,135,166	JPMorgan Chase Bank N.A.	10/04/21	(3,709)
AUD	611,000	USD	442,226	JPMorgan Chase Bank N.A.	10/12/21	(491)
TRY	3,266,847	USD	374,314	Citibank N.A.	10/12/21	(9,021)
TRY	3,266,847	USD	374,314	Citibank N.A.	10/12/21	(9,021)
TRY	2,058,062	USD	235,687	UBS AG	10/12/21	(5,558)
TRY	2,058,062	USD	235,687	UBS AG	10/12/21	(5,558)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

ZAR	6,325,806	USD	448,000	Bank of America N.A.	10/14/21	$(28,468)
ZAR	6,325,806	USD	448,000	Bank of America N.A.	10/14/21	(28,468)
EUR	778,000	USD	903,983	JPMorgan Chase Bank N.A.	10/20/21	(2,520)
EUR	778,000	USD	903,983	JPMorgan Chase Bank N.A.	10/20/21	(2,520)
MXN	11,837,084	USD	586,000	Bank of Montreal	10/20/21	(13,957)
MXN	17,210,231	USD	852,000	Bank of Montreal	10/20/21	(20,292)
MXN	12,271,251	USD	609,000	Goldman Sachs International	10/20/21	(15,975)
MXN	12,271,251	USD	609,000	Goldman Sachs International	10/20/21	(15,975)
MXN	12,173,038	USD	610,000	UBS AG	10/20/21	(21,721)
MXN	12,173,038	USD	610,000	UBS AG	10/20/21	(21,721)
RUB	44,122,860	USD	606,000	Deutsche Bank AG	10/20/21	(1,193)
RUB	44,122,860	USD	606,000	Deutsche Bank AG	10/20/21	(1,193)
USD	906,000	MXN	18,751,301	HSBC Bank USA N.A.	10/20/21	(183)
USD	906,000	MXN	18,751,301	HSBC Bank USA N.A.	10/20/21	(183)
USD	598,000	RUB	43,881,240	Citibank N.A.	10/20/21	(3,495)
USD	598,000	RUB	43,881,240	Citibank N.A.	10/20/21	(3,495)
USD	611,000	RUB	44,700,760	Citibank N.A.	10/20/21	(1,728)
USD	611,000	RUB	44,700,760	Citibank N.A.	10/20/21	(1,728)
USD	610,000	RUB	44,856,350	UBS AG	10/20/21	(4,861)
USD	610,000	RUB	44,856,350	UBS AG	10/20/21	(4,861)
EUR	521,000	USD	611,808	Barclays Bank PLC	10/21/21	(8,117)
EUR	521,000	USD	611,808	Barclays Bank PLC	10/21/21	(8,117)
EUR	778,000	USD	912,819	Goldman Sachs International	10/21/21	(11,338)
USD	369,979	RUB	27,543,061	Barclays Bank PLC	10/26/21	(7,249)
USD	383,038	RUB	28,473,162	Barclays Bank PLC	10/26/21	(6,927)
USD	747,570	RUB	55,305,213	Barclays Bank PLC	10/26/21	(9,885)
USD	763,544	RUB	56,758,021	Barclays Bank PLC	10/26/21	(13,809)
USD	764,517	RUB	56,818,874	Barclays Bank PLC	10/26/21	(13,669)
USD	765,231	RUB	56,917,888	Barclays Bank PLC	10/26/21	(14,311)
USD	766,778	RUB	56,963,970	Barclays Bank PLC	10/26/21	(13,395)
USD	785,030	RUB	58,315,193	Credit Suisse International	10/26/21	(13,649)
USD	1,133,631	RUB	84,752,510	JPMorgan Chase Bank N.A.	10/26/21	(27,132)
USD	565,035	RUB	42,420,000	Morgan Stanley & Co. International PLC	10/26/21	(15,945)
USD	590,119	RUB	43,665,843	Morgan Stanley & Co. International PLC	10/26/21	(7,925)
USD	765,863	RUB	56,836,576	Morgan Stanley & Co. International PLC	10/26/21	(12,566)
USD	766,914	RUB	56,981,726	Morgan Stanley & Co. International PLC	10/26/21	(13,502)
USD	767,453	RUB	56,954,584	Morgan Stanley & Co. International PLC	10/26/21	(12,592)
USD	786,468	RUB	58,617,396	Morgan Stanley & Co. International PLC	10/26/21	(16,351)
USD	898,690	RUB	66,981,604	Morgan Stanley & Co. International PLC	10/26/21	(18,684)
USD	1,127,733	RUB	84,811,131	Morgan Stanley & Co. International PLC	10/26/21	(33,833)
USD	1,147,161	RUB	85,228,311	Morgan Stanley & Co. International PLC	10/26/21	(20,118)
USD	1,309,754	RUB	98,002,359	Morgan Stanley & Co. International PLC	10/26/21	(32,477)
USD	1,468,645	RUB	109,243,716	Morgan Stanley & Co. International PLC	10/26/21	(27,546)
USD	3,727,700	RUB	276,809,703	Morgan Stanley & Co. International PLC	10/26/21	(63,460)
IDR	4,089,731,559	USD	286,195	Barclays Bank PLC	10/29/21	(1,396)
IDR	12,182,410,146	USD	852,513	Barclays Bank PLC	10/29/21	(4,158)
IDR	701,096,838	USD	49,045	BNP Paribas SA	10/29/21	(222)
IDR	1,051,645,258	USD	73,542	BNP Paribas SA	10/29/21	(308)
IDR	2,088,413,168	USD	146,094	BNP Paribas SA	10/29/21	(662)
IDR	3,132,619,752	USD	219,064	BNP Paribas SA	10/29/21	(916)
IDR	4,060,024,065	USD	284,017	BNP Paribas SA	10/29/21	(1,286)
IDR	12,093,918,062	USD	846,024	BNP Paribas SA	10/29/21	(3,832)
IDR	14,604,193,411	USD	1,021,201	BNP Paribas SA	10/29/21	(4,199)
IDR	17,849,569,724	USD	1,247,611	BNP Paribas SA	10/29/21	(4,609)
MXN	17,651,365	USD	883,315	BNP Paribas SA	10/29/21	(31,360)
MXN	23,884,492	USD	1,193,709	BNP Paribas SA	10/29/21	(40,907)
MXN	58,857,500	USD	2,944,126	Deutsche Bank AG	10/29/21	(103,329)
USD	899,000	COP	3,464,296,500	Citibank N.A.	10/29/21	(9,175)
USD	287,298	IDR	4,212,369,000	Bank of America N.A.	10/29/21	(6,041)
USD	1,080,633	IDR	15,844,238,000	Bank of America N.A.	10/29/21	(22,723)
USD	1,248,880	IDR	18,158,711,443	Bank of America N.A.	10/29/21	(15,650)
USD	287,181	IDR	4,212,369,000	BNP Paribas SA	10/29/21	(6,159)

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,080,191	IDR	15,844,238,000	BNP Paribas SA	10/29/21	$(23,165)
USD	832,644	IDR	12,105,807,629	Citibank N.A.	10/29/21	(10,376)
MXN	14,562,680	USD	708,336	Citibank N.A.	11/01/21	(5,752)
MXN	14,562,680	USD	708,336	Citibank N.A.	11/01/21	(5,752)
MXN	7,039,337	USD	342,119	Goldman Sachs International	11/01/21	(2,503)
MXN	7,039,337	USD	342,119	Goldman Sachs International	11/01/21	(2,503)
MXN	9,559,641	USD	465,545	Morgan Stanley & Co. International PLC	11/01/21	(4,335)
MXN	9,559,641	USD	465,545	Morgan Stanley & Co. International PLC	11/01/21	(4,335)
BRL	4,914,900	USD	906,000	BNP Paribas SA	11/03/21	(7,599)
USD	1,326,780	IDR	19,254,231,052	Citibank N.A.	11/17/21	(11,168)
USD	5,166,893	CNH	33,549,000	BNP Paribas SA	11/24/21	(16,497)
USD	20,751,557	CNH	135,798,190	Citibank N.A.	11/24/21	(229,545)
USD	3,735,495	ZAR	57,243,620	Royal Bank of Canada	11/24/21	(39,745)
USD	608,000	TRY	5,598,160	Citibank N.A.	11/29/21	(2,558)
USD	951,781	RUB	70,365,200	Barclays Bank PLC	12/02/21	(6,019)
USD	737,205	RUB	54,663,765	Citibank N.A.	12/02/21	(6,869)
AUD	1,900,000	JPY	154,374,050	Commonwealth Bank of Australia	12/15/21	(13,865)
AUD	6,566,000	USD	4,842,992	State Street Bank and Trust Co.	12/15/21	(94,540)
BRL	110,000	USD	20,510	BNP Paribas SA	12/15/21	(553)
BRL	10,644,612	USD	1,970,345	Citibank N.A.	12/15/21	(39,199)
BRL	21,090,000	USD	3,973,330	Citibank N.A.	12/15/21	(147,182)
BRL	5,414,800	USD	1,000,000	Goldman Sachs International	12/15/21	(17,647)
BRL	530,000	USD	98,689	JPMorgan Chase Bank N.A.	12/15/21	(2,537)
CHF	45,965	USD	50,000	Royal Bank of Canada	12/15/21	(588)
CZK	11,424,394	USD	530,000	Citibank N.A.	12/15/21	(9,021)
EUR	1,843,672	AUD	2,961,225	Westpac Banking Corp.	12/15/21	(2,744)
EUR	530,000	GBP	456,452	BNP Paribas SA	12/15/21	(252)
EUR	650,000	USD	762,674	Barclays Bank PLC	12/15/21	(8,632)
EUR	600,000	USD	710,775	Citibank N.A.	12/15/21	(14,736)
EUR	5,171,546	USD	6,010,207	Citibank N.A.	12/15/21	(10,881)
EUR	11,526,822	USD	13,654,839	Citibank N.A.	12/15/21	(282,984)
EUR	17,500,000	USD	20,554,975	Citibank N.A.	12/15/21	(253,850)
EUR	970,000	USD	1,144,280	Goldman Sachs International	12/15/21	(19,018)
EUR	970,000	USD	1,132,979	Goldman Sachs International	12/15/21	(7,717)
EUR	970,000	USD	1,132,640	Goldman Sachs International	12/15/21	(7,378)
EUR	140,000	USD	165,236	HSBC Bank USA N.A.	12/15/21	(2,827)
EUR	143,000	USD	168,776	HSBC Bank USA N.A.	12/15/21	(2,887)
EUR	110,000	USD	130,132	JPMorgan Chase Bank N.A.	12/15/21	(2,525)
EUR	113,000	USD	133,218	JPMorgan Chase Bank N.A.	12/15/21	(2,131)
EUR	120,000	USD	142,026	JPMorgan Chase Bank N.A.	12/15/21	(2,818)
EUR	140,000	USD	164,861	JPMorgan Chase Bank N.A.	12/15/21	(2,452)
EUR	2,595,106	USD	3,042,502	Morgan Stanley & Co. International PLC	12/15/21	(32,012)
EUR	2,595,106	USD	3,041,983	Morgan Stanley & Co. International PLC	12/15/21	(31,493)
EUR	5,199,977	USD	6,104,529	Morgan Stanley & Co. International PLC	12/15/21	(72,221)
EUR	80,000	USD	94,761	Standard Chartered Bank	12/15/21	(1,955)
EUR	50,000,000	USD	59,221,400	Toronto-Dominion Bank	12/15/21	(1,218,184)
GBP	136,837	EUR	160,000	Bank of America N.A.	12/15/21	(1,218)
GBP	556,141	EUR	650,000	Bank of America N.A.	12/15/21	(4,621)
GBP	828,380	EUR	970,000	Bank of America N.A.	12/15/21	(8,989)
GBP	837,655	EUR	980,000	Bank of America N.A.	12/15/21	(8,092)
GBP	180,035	EUR	210,000	Barclays Bank PLC	12/15/21	(1,009)
GBP	547,103	EUR	640,000	BNP Paribas SA	12/15/21	(5,200)
GBP	566,439	EUR	660,000	BNP Paribas SA	12/15/21	(2,345)
GBP	684,324	EUR	800,000	BNP Paribas SA	12/15/21	(5,899)
GBP	691,831	EUR	810,000	BNP Paribas SA	12/15/21	(7,384)
GBP	5,435,670	EUR	6,322,998	Commonwealth Bank of Australia	12/15/21	(10,315)
GBP	179,375	EUR	210,000	Deutsche Bank AG	12/15/21	(1,899)
GBP	558,100	EUR	650,000	Deutsche Bank AG	12/15/21	(1,981)
GBP	541,857	EUR	630,000	Goldman Sachs International	12/15/21	(668)
GBP	94,400	EUR	110,000	Morgan Stanley & Co. International PLC	12/15/21	(400)
GBP	94,252	EUR	110,000	Natwest Markets PLC	12/15/21	(598)
GBP	140,170	EUR	163,000	Royal Bank of Canada	12/15/21	(206)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	10,370,000,000	USD	718,741	BNP Paribas SA	12/15/21	$(426)
IDR	659,990,000	USD	45,845	Deutsche Bank AG	12/15/21	(129)
INR	3,400,000	USD	45,783	Barclays Bank PLC	12/15/21	(347)
KRW	410,000,000	USD	350,427	Citibank N.A.	12/15/21	(4,594)
KRW	700,734,000	USD	600,000	Citibank N.A.	12/15/21	(8,933)
MXN	230,000	USD	11,395	Natwest Markets PLC	12/15/21	(367)
MXN	20,400,007	USD	1,000,000	Natwest Markets PLC	12/15/21	(21,884)
MXN	39,230,000	USD	1,948,553	Natwest Markets PLC	12/15/21	(67,599)
MYR	1,130,000	USD	268,984	Barclays Bank PLC	12/15/21	(141)
MYR	1,130,000	USD	268,984	Barclays Bank PLC	12/15/21	(141)
MYR	1,130,000	USD	268,888	Barclays Bank PLC	12/15/21	(45)
MYR	2,295,865	USD	550,000	Barclays Bank PLC	12/15/21	(3,783)
MYR	2,800,000	USD	672,673	Goldman Sachs International	12/15/21	(6,515)
NOK	12,740,841	CAD	1,854,366	Morgan Stanley & Co. International PLC	12/15/21	(7,421)
NOK	8,680,000	USD	1,000,490	Bank of America N.A.	12/15/21	(8,140)
NOK	19,000,000	USD	2,190,012	Bank of America N.A.	12/15/21	(17,819)
NOK	20,036,596	USD	2,300,000	State Street Bank and Trust Co.	12/15/21	(9,297)
PLN	3,708,206	USD	970,000	BNP Paribas SA	12/15/21	(37,868)
SEK	5,500,000	USD	641,913	JPMorgan Chase Bank N.A.	12/15/21	(13,247)
SEK	6,500,000	USD	748,526	JPMorgan Chase Bank N.A.	12/15/21	(5,557)
SGD	2,422,849	USD	1,800,000	Citibank N.A.	12/15/21	(15,882)
TRY	195,612	USD	22,000	Morgan Stanley & Co. International PLC	12/15/21	(841)
USD	15,955,122	CNH	103,800,000	Barclays Bank PLC	12/15/21	(55,108)
USD	60,313,598	CNH	392,385,070	Barclays Bank PLC	12/15/21	(208,320)
USD	7,599,029	CNH	49,437,000	Deutsche Bank AG	12/15/21	(26,190)
USD	65,000,000	CNY	421,843,695	State Street Bank and Trust Co.	12/15/21	(48,270)
USD	2,650,000	RUB	196,341,085	Goldman Sachs International	12/15/21	(15,526)
ZAR	59,000,000	USD	4,093,535	UBS AG	12/15/21	(213,875)

						(4,585,996)

						$1,369,010

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	276	10/01/21	USD	441.00	USD	11,844	$1,242
Apple, Inc.	25	10/15/21	USD	155.00	USD	354	350
Barclays PLC	111	10/15/21	GBP	1.90	GBP	210	6,917
Best Buy Co., Inc.	18	10/15/21	USD	120.00	USD	190	180
Constellation Brands, Inc., Class A	21	10/15/21	USD	245.00	USD	442	210
Constellation Brands, Inc., Class A	12	10/15/21	USD	225.00	USD	253	1,140
Deere & Co.	6	10/15/21	USD	380.00	USD	201	150
iShares China Large-Cap ETF	595	10/15/21	USD	43.00	USD	2,316	2,083
iShares MSCI Japan ETF	147	10/15/21	USD	74.00	USD	1,033	1,764
Masco Corp.	32	10/15/21	USD	60.00	USD	178	480
Nucor Corp.	24	10/15/21	USD	110.00	USD	236	1,620
SPDR S&P 500 ETF Trust	97	10/15/21	USD	453.00	USD	4,163	1,310
SPDR S&P 500 ETF Trust	951	10/15/21	USD	450.00	USD	40,811	22,348
SPDR S&P 500 ETF Trust	276	10/15/21	USD	442.00	USD	11,844	36,156
TE Connectivity Ltd.	14	10/15/21	USD	145.00	USD	192	840
Thermo Fisher Scientific, Inc.	4	10/15/21	USD	560.00	USD	229	7,780
TJX Cos., Inc.	54	10/15/21	USD	75.00	USD	356	324
United Parcel Service, Inc., Class B	9	10/15/21	USD	200.00	USD	164	149
Xilinx, Inc.	38	10/15/21	USD	160.00	USD	574	6,783
Alphabet Inc., Class C	1	11/19/21	USD	3,000.00	USD	267	1,550
Alphabet Inc., Class C	1	11/19/21	USD	2,900.00	USD	267	3,095
Best Buy Co., Inc.	23	11/19/21	USD	125.00	USD	243	863
BNP Paribas SA	13	11/19/21	EUR	57.00	EUR	72	2,763
iShares China Large-Cap ETF	136	11/19/21	USD	45.00	USD	529	1,224

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	6	11/19/21	USD	300.00	USD	169	$2,580
Parker-Hannifin Corp.	13	11/19/21	USD	340.00	USD	364	813
salesforce.com, Inc.	14	11/19/21	USD	280.00	USD	380	10,325
salesforce.com, Inc.	50	11/19/21	USD	300.00	USD	1,356	11,200
Societe Generale SA	25	11/19/21	EUR	28.00	EUR	68	3,055
SPDR S&P 500 ETF Trust	207	11/19/21	USD	448.00	USD	8,883	60,754
Williams-Sonoma, Inc.	26	11/19/21	USD	170.00	USD	461	40,430
Alphabet Inc., Class C	1	12/17/21	USD	2,950.00	USD	267	3,535
Amazon.com, Inc.	1	12/17/21	USD	3,650.00	USD	329	4,222
Best Buy Co., Inc.	80	12/17/21	USD	115.00	USD	846	23,600
Diamondback Energy, Inc.	47	12/17/21	USD	90.00	USD	445	54,520
Diamondback Energy, Inc.	79	12/17/21	USD	115.00	USD	748	25,675
Euro STOXX Banks	584	12/17/21	EUR	95.00	EUR	2,929	244,377
Freeport-McMoRan, Inc.	203	12/17/21	USD	33.00	USD	660	53,186
SPDR S&P 500 ETF Trust	14	12/17/21	USD	360.00	USD	601	101,808
Thermo Fisher Scientific, Inc.	5	12/17/21	USD	580.00	USD	286	11,600
SPDR S&P 500 ETF Trust	255	12/31/21	USD	465.00	USD	10,943	36,847
SPDR S&P 500 ETF Trust	138	12/31/21	USD	448.00	USD	5,922	80,937
Devon Energy Corp.	168	01/21/22	USD	28.00	USD	597	141,960
Devon Energy Corp.	136	01/21/22	USD	35.00	USD	483	51,340
Energy Transfer LP	160	01/21/22	USD	10.00	USD	153	9,440
FedEx Corp.	9	01/21/22	USD	280.00	USD	197	905

							1,074,430

Put
SPDR S&P 500 ETF Trust	124	10/01/21	USD	435.00	USD	5,321	69,626
SPDR S&P 500 ETF Trust	114	10/15/21	USD	433.00	USD	4,892	95,418
iShares iBoxx $ High Yield Corporate Bond ETF	271	11/19/21	USD	85.00	USD	2,371	12,059
iShares iBoxx $ Investment Grade Corporate Bond ETF	316	11/19/21	USD	131.00	USD	4,204	28,440
SPDR S&P 500 ETF Trust	63	11/19/21	USD	428.00	USD	2,704	73,080
90-Day Eurodollar Future	168	12/10/21	USD	99.37	USD	17	9,450
90-Day Eurodollar Future	1,474	12/10/21	USD	98.38	USD	145	497,475
SPDR S&P 500 ETF Trust	51	12/17/21	USD	423.00	USD	2,189	67,932

							853,480

							$1,927,910

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	One Touch	Bank of America N.A.	—	10/04/21	USD 1.16	USD	1.16	EUR	217	$105,672
EUR Currency	One Touch	UBS AG	—	10/11/21	USD 1.15	USD	1.15	EUR	431	96,438
USD Currency	Down-and-out	Bank Of America N.A.	—	10/27/21	COP 3,830.00	COP	3,705	USD	4,618	23,007

										$225,117

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Morgan Stanley & Co. International PLC	—	10/06/21	USD	0.73	AUD	2,434	$2,025
USD Currency	JPMorgan Chase Bank N.A.	—	10/08/21	ZAR	14.40	USD	1,792	80,371
USD Currency	UBS AG	—	10/18/21	MXN	20.10	USD	3,660	108,658
USD Currency	Deutsche Bank AG	—	10/19/21	ZAR	14.95	USD	1,832	35,742
USD Currency	Goldman Sachs International	—	10/20/21	MXN	20.30	USD	3,662	81,062
USD Currency	UBS AG	—	10/20/21	CHF	0.94	USD	7,100	26,185
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.60	USD	6,863	2,409
USD Currency	Citibank N.A.	—	10/28/21	MXN	20.60	USD	3,638	55,145

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
USD Currency	Barclays Bank PLC	—	11/04/21	CLP	785.00	USD	2,358	$92,228
USD Currency	UBS AG	—	11/12/21	ZAR	14.30	USD	1,496	88,219
EUR Currency	BNP Paribas SA	—	11/18/21	PLN	4.65	EUR	4,168	25,637
Generac Holdings, Inc.	Credit Suisse International	446	11/19/21	USD	450.00	USD	182	4,616
USD Currency	Credit Suisse International	—	11/29/21	CHF	0.95	USD	6,800	22,440
USD Currency	HSBC Bank USA	—	11/29/21	MXN	20.80	USD	4,851	88,031
EUR Currency	Deutsche Bank AG	—	12/13/21	PLN	4.56	EUR	4,064	79,628
WillScot Mobile Mini Holdings Corp.	Credit Suisse International	2,033	12/17/21	USD	30.00	USD	64	6,027

								798,423

Put
EUR Currency	Morgan Stanley & Co. International PLC	—	10/08/21	USD	1.18	EUR	4,024	86,736
USD Currency	Bank Of America N.A.	—	10/08/21	TRY	8.70	USD	1,135	1,056
EUR Currency	Deutsche Bank AG	—	10/15/21	USD	1.17	EUR	28,214	244,103
S&P 500 Index	Morgan Stanley & Co. International PLC	680	10/15/21	USD	4,339.43	USD	2,929	54,362
USD Currency	Standard Chartered Bank	—	10/25/21	KRW	1,165.00	USD	4,102	6,096
USD Currency	BNP Paribas SA	—	10/29/21	IDR	14,300.00	USD	1,471	6,811
USD Currency	Deutsche Bank AG	—	11/03/21	BRL	5.20	USD	3,502	11,523
USD Currency	BNP Paribas SA	—	11/15/21	KRW	1,160.00	USD	2,135	5,361
USD Currency	Citibank N.A.	—	11/15/21	RUB	73.00	USD	4,880	58,584
EUR Currency	Citibank N.A.	—	11/19/21	GBP	0.85	EUR	6,470	29,139
EUR Currency	Citibank N.A.	—	11/26/21	GBP	0.85	EUR	6,440	32,547

								536,318

								$1,334,741

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)	Value
Call
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	56	10/15/21	USD 256	$3,696
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	56	10/29/21	USD 256	11,496

					$15,192

(a)	Option only pays if both terms are met on the expiration date.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
30-Year Interest Rate Swap, 11/21/51	3-Month LIBOR, 0.13%	Quarterly	1.34%	Semi-Annual	Morgan Stanley & Co. International PLC	11/19/21	1.34%	USD	7,100	$9,960
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.26%	Semi-Annual	Goldman Sachs International	11/26/21	1.26	USD	9,418	19,212
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.30%	Semi-Annual	Goldman Sachs International	11/26/21	1.30	USD	8,538	22,246
20-Year Interest Rate Swap, 11/28/41	3-Month LIBOR, 0.13%	Quarterly	1.56%	Semi-Annual	Goldman Sachs International	11/26/21	1.56	USD	4,553	24,389
30-Year Interest Rate Swap, 11/28/51	3-Month LIBOR, 0.13%	Quarterly	1.56%	Semi-Annual	Goldman Sachs International	11/26/21	1.56	USD	3,425	23,191
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.40	USD	4,397	20,639
10-Year Interest Rate Swap, 12/26/31	6-Month EURIBOR, (0.53%)	Semi-Annual	0.07%	Annual	Goldman Sachs International	12/24/21	0.07	EUR	8,789	40,924
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,715	124,081
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,714	124,057

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.13%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30%	USD	10,217	$81,877
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.13%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	123,604	256,156

										746,732

Put
5-Year Interest Rate Swap, 11/10/26	1.15%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	11/08/21	1.15	USD	22,414	62,811
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48	EUR	8,655	218,143
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR	8,548	219,966
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR	8,173	203,031
10-Year Interest Rate Swap, 12/31/31	1.79%	Semi-Annual	3-Month LIBOR, 0.13% 6-Month	Quarterly	Goldman Sachs International	12/29/21	1.79	USD	10,987	74,405
10-Year Interest Rate Swap, 06/10/32	0.45%	Annual	EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	06/08/22	0.45	EUR	2,485	25,597
10-Year Interest Rate Swap, 06/10/32	0.45%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	06/08/22	0.45	EUR	2,485	25,597
1-Year Interest Rate Swap, 07/07/23	0.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	07/05/22	0.50	USD	124,060	123,265

										952,815

										$1,699,547

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares China Large-Cap ETF	595	10/15/21	USD	46.00	USD	2,316	$(595)
iShares MSCI Japan ETF	147	10/15/21	USD	77.00	USD	1,033	(662)
NVIDIA Corp.	10	10/15/21	USD	240.00	USD	207	(325)
SPDR S&P 500 ETF Trust	276	10/15/21	USD	452.00	USD	11,844	(4,278)
Xilinx, Inc.	38	10/15/21	USD	175.00	USD	574	(1,444)
Best Buy Co., Inc.	23	11/19/21	USD	145.00	USD	243	(368)
ConocoPhillips	69	11/19/21	USD	70.00	USD	468	(17,733)
iShares China Large-Cap ETF	136	11/19/21	USD	49.00	USD	529	(2,856)
salesforce.com, Inc.	50	11/19/21	USD	320.00	USD	1,356	(3,375)
SPDR S&P 500 ETF Trust	380	11/19/21	USD	460.00	USD	16,307	(23,180)
Best Buy Co., Inc.	80	12/17/21	USD	125.00	USD	846	(8,760)
BP PLC	64	12/17/21	USD	30.00	USD	175	(3,657)
Diamondback Energy, Inc.	47	12/17/21	USD	130.00	USD	445	(7,050)
Diamondback Energy, Inc.	79	12/17/21	USD	135.00	USD	748	(9,282)
EQT Corp.	66	12/17/21	USD	25.00	USD	135	(5,823)
Euro STOXX Banks	584	12/17/21	EUR	105.00	EUR	2,929	(86,251)
Freeport-McMoRan, Inc.	203	12/17/21	USD	40.00	USD	660	(14,717)
SPDR S&P 500 ETF Trust	56	12/17/21	USD	455.00	USD	2,403	(15,792)
SPDR S&P 500 ETF Trust	127	12/31/21	USD	480.00	USD	5,450	(4,636)
SPDR S&P 500 ETF Trust	138	12/31/21	USD	470.00	USD	5,922	(12,765)
Devon Energy Corp.	136	01/21/22	USD	40.00	USD	483	(26,656)
Devon Energy Corp.	168	01/21/22	USD	38.00	USD	597	(42,756)

							(292,961)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	277	10/01/21	USD	420.00	USD	11,887	$(4,848)
Apple, Inc.	25	10/15/21	USD	135.00	USD	354	(3,213)
Barclays PLC	111	10/15/21	GBP	1.65	GBP	210	(935)
Constellation Brands, Inc., Class A	33	10/15/21	USD	200.00	USD	695	(6,765)
Deere & Co.	6	10/15/21	USD	330.00	USD	201	(3,765)
Masco Corp.	32	10/15/21	USD	55.00	USD	178	(3,120)
Nucor Corp.	24	10/15/21	USD	92.50	USD	236	(3,780)
SPDR S&P 500 ETF Trust	114	10/15/21	USD	413.00	USD	4,892	(32,205)
TE Connectivity Ltd.	14	10/15/21	USD	125.00	USD	192	(980)
Thermo Fisher Scientific, Inc.	4	10/15/21	USD	490.00	USD	229	(160)
TJX Cos., Inc.	54	10/15/21	USD	65.00	USD	356	(6,399)
United Parcel Service, Inc., Class B	9	10/15/21	USD	180.00	USD	164	(2,322)
Alphabet Inc., Class C	1	11/19/21	USD	2,600.00	USD	267	(9,165)
Alphabet Inc., Class C	1	11/19/21	USD	2,500.00	USD	267	(5,995)
BNP Paribas SA	13	11/19/21	EUR	50.00	EUR	72	(1,747)
Comcast Corp., Class A	92	11/19/21	USD	50.00	USD	515	(5,980)
iShares iBoxx $ High Yield Corporate Bond ETF	271	11/19/21	USD	82.00	USD	2,371	(6,368)
iShares iBoxx $ Investment Grade Corporate Bond ETF	316	11/19/21	USD	128.00	USD	4,204	(13,430)
Microsoft Corp.	6	11/19/21	USD	265.00	USD	169	(3,660)
Parker-Hannifin Corp.	13	11/19/21	USD	250.00	USD	364	(4,810)
Societe Generale SA	25	11/19/21	EUR	24.00	EUR	68	(1,303)
SPDR S&P 500 ETF Trust	63	11/19/21	USD	398.00	USD	2,704	(30,334)
10-Year U.S. Treasury Note Future	346	11/26/21	USD	131.00	USD	45,575	(221,656)
10-Year U.S. Treasury Note Future	410	11/26/21	USD	130.00	USD	54,005	(134,531)
Alphabet Inc., Class C	1	12/17/21	USD	2,550.00	USD	267	(9,395)
Amazon.com, Inc.	1	12/17/21	USD	3,100.00	USD	329	(9,565)
SPDR S&P 500 ETF Trust	51	12/17/21	USD	388.00	USD	2,189	(30,294)
Energy Transfer LP	160	01/21/22	USD	8.00	USD	153	(4,960)
FedEx Corp.	9	01/21/22	USD	220.00	USD	197	(12,892)

							(574,577)

							$(867,538)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG	—	10/13/21	PLN	4.58	EUR	2,032	$(19,510)
USD Currency	Citibank N.A.	—	10/15/21	RUB	74.00	USD	1,830	(5,327)
USD Currency	Bank Of America N.A.	—	10/19/21	ZAR	14.95	USD	1,832	(35,742)
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.75	USD	10,294	(546)
USD Currency	Barclays Bank PLC	—	11/04/21	CLP	820.00	USD	2,946	(40,587)
USD Currency	UBS AG	—	11/12/21	ZAR	15.00	USD	2,095	(55,017)
USD Currency	HSBC Bank USA	—	11/29/21	MXN	21.50	USD	4,851	(39,832)

								(196,561)

Put
EUR Currency	Deutsche Bank AG	—	10/15/21	USD	1.15	EUR	28,214	(95,432)
USD Currency	JPMorgan Chase Bank N.A.	—	10/27/21	CNH	6.45	USD	2,054	(6,671)
USD Currency	Deutsche Bank AG	—	11/03/21	BRL	4.85	USD	3,502	(361)
Generac Holdings, Inc.	Credit Suisse International	446	11/19/21	USD	360.00	USD	182	(4,214)
USD Currency	HSBC Bank USA	—	11/29/21	MXN	20.00	USD	4,851	(15,334)
WillScot Mobile Mini Holdings Corp.	Credit Suisse International	2,033	12/17/21	USD	25.00	USD	64	(495)

								(122,507)

								$(319,068)

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40%	USD	123,605	$(66,716)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,604	(139,676)

Put										(206,392)

10-Year Interest Rate Swap, 10/14/31	3-Month LIBOR, 0.13%	Quarterly	1.59%	Semi-Annual	Citibank N.A.	10/12/21	1.59	USD	32,337	(88,587)
5-Year Interest Rate Swap, 10/14/26	3-Month LIBOR, 0.13%	Quarterly	1.18%	Semi-Annual	Citibank N.A.	10/12/21	1.18	USD	44,603	(22,997)
30-Year Interest Rate Swap, 11/18/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	8,655	(19,539)
10-Year Interest Rate Swap, 11/19/31	3-Month LIBOR, 0.13%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	11/17/21	1.62	USD	22,175	(160,734)
30-Year Interest Rate Swap, 11/21/51	3-Month LIBOR, 0.13%	Quarterly	1.94%	Semi-Annual	Morgan Stanley & Co. International PLC	11/19/21	1.94	USD	7,100	(108,467)
30-Year Interest Rate Swap, 11/26/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	8,548	(24,395)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.70%	Semi-Annual	Goldman Sachs International	11/26/21	1.70	USD	8,538	(49,754)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.71%	Semi-Annual	Goldman Sachs International	11/26/21	1.71	USD	9,418	(52,346)
20-Year Interest Rate Swap, 11/28/41	3-Month LIBOR, 0.13%	Quarterly	1.96%	Semi-Annual	Goldman Sachs International	11/26/21	1.96	USD	4,553	(45,943)
30-Year Interest Rate Swap, 11/28/51	3-Month LIBOR, 0.13%	Quarterly	2.01%	Semi-Annual	Goldman Sachs International	11/26/21	2.01	USD	3,425	(41,433)
30-Year Interest Rate Swap, 12/11/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	8,173	(29,367)
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.90%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.90	USD	4,397	(114,151)
30-Year Interest Rate Swap, 12/19/51	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.97	USD	4,401	(88,474)
5-Year Interest Rate Swap, 12/19/26	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.31	USD	22,296	(64,404)
10-Year Interest Rate Swap, 12/25/31	3-Month LIBOR, 0.13%	Quarterly	1.72%	Semi-Annual	Goldman Sachs International	12/23/21	1.72	USD	21,328	(173,960)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.13%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	11,049	(109,020)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.13%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	22,098	(218,041)
10-Year Interest Rate Swap, 06/10/32	6-Month EURIBOR, (0.53%)	Semi-Annual	0.75%	Annual	Goldman Sachs International	06/08/22	0.75	EUR	2,485	(10,824)
10-Year Interest Rate Swap, 06/10/32	6-Month EURIBOR, (0.53%)	Semi-Annual	0.75%	Annual	Goldman Sachs International	06/08/22	0.75	EUR	2,485	(10,824)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	18,060	(253,278)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	18,066	(253,356)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	16,677	(235,616)

										(2,175,510)

										$(2,381,902)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	EUR	533	$(75,473)	$(61,105)	$(14,368)
CDX.NA.HY.36.V1	5.00	Quarterly	06/20/26	USD	15,000	(1,403,621)	(1,315,921)	(87,700)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD	6,000	(146,377)	(142,394)	(3,983)
CDX.NA.IG.37.V1	1.00	Quarterly	12/20/26	USD	2,823	(68,230)	(66,569)	(1,661)
ITRAXX.EUR.36.V1	1.00	Quarterly	12/20/26	EUR	420	(12,873)	(13,116)	243
ITRAXX.XO.36.V1	5.00	Quarterly	12/20/26	EUR	380	(52,713)	(54,656)	1,943

						$(1,759,287)	$(1,653,761)	$(105,526)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.35.V1	5.00%	Quarterly	06/20/26	B	EUR	1,889		$258,717	$264,855	$(6,138)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1-Month MXIBOR, 4.75%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	$(39,078)	$5	$(39,083)
1-Month MXIBOR, 4.75%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	34,373	(37,456)	5	(37,461)
0.76%	Annual	6-Month WIBOR, 0.21%	Semi-Annual	N/A		06/18/23	PLN	17,730	20,951	18	20,933
0.83%	Semi-Annual	6-Month WIBOR, 0.21%	Semi-Annual	N/A		06/22/23	PLN	41,366	35,047	42	35,005
0.54%	Annual	6-Month WIBOR, 0.21%	Semi-Annual	N/A		07/23/23	PLN	10,012	23,914	10	23,904
1-Month MXIBOR, 4.75%	Monthly	5.84%	Monthly	N/A		08/14/23	MXN	282,903	(114,173)	59	(114,232)
1.38%	Annual	3-Month WIBOR, 0.21%	Quarterly	09/05/22	(a)	09/05/23	PLN	32,986	25,645	15	25,630
1-Month MXIBOR, 4.75%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(50,022)	4	(50,026)
1-Month MXIBOR, 4.75%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(45,465)	4	(45,469)
0.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/08/24	USD	92,780	200,619	334	200,285
0.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/11/24	USD	100,000	111,969	361	111,608
0.45%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/19/24	USD	23,502	28,111	86	28,025
0.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/22/24	USD	52,000	75,690	329	75,361
0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		04/07/24	USD	14,248	(25,783)	93	(25,876)
0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/13/24	USD	15,789	25,889	112	25,777
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/16/24	USD	23,715	13,945	168	13,777
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/20/24	USD	15,854	10,555	113	10,442
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/20/24	USD	7,927	4,921	56	4,865
0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/23/24	USD	15,880	38,609	113	38,496
0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/23/24	USD	15,880	40,034	113	39,921
0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/12/24	USD	23,993	29,215	175	29,040
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/13/24	USD	15,662	14,103	114	13,989
1-Month MXIBOR, 4.75%	Monthly	6.11%	Monthly	N/A		08/15/24	MXN	187,989	(137,092)	39	(137,131)
1-Month MXIBOR, 4.75%	Monthly	6.12%	Monthly	N/A		08/15/24	MXN	11,211	(7,956)	2	(7,958)
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,168	12,305	60	12,245
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,168	11,695	60	11,635
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,086	11,216	60	11,156
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,209	10,969	61	10,908
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,209	10,503	61	10,442
0.62%	Monthly	6-Month GBP LIBOR, 0.17%	Monthly	08/27/24	(a)	08/27/25	GBP	10,860	41,708	245	41,463
0.57%	Monthly	6-Month GBP LIBOR, 0.17%	Monthly	09/02/24	(a)	09/02/25	GBP	10,870	48,855	64	48,791
0.63%	Monthly	6-Month GBP LIBOR, 0.17%	Monthly	09/09/24	(a)	09/09/25	GBP	11,120	41,887	727	41,160
0.66%	Monthly	6-Month GBP LIBOR, 0.17%	Monthly	09/09/24	(a)	09/09/25	GBP	11,140	37,946	(84)	38,030
0.86%	Monthly	6-Month GBP LIBOR, 0.17%	Monthly	09/23/24	(a)	09/23/25	GBP	12,910	10,476	89	10,387

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month EURIBOR, (0.53%)	Monthly	(0.24%)	Monthly	10/01/24	(a)	10/01/25	EUR	25,470	$(744)	$150	$(894)
6-Month EURIBOR, (0.53%)	Monthly	(0.24%)	Monthly	10/01/24	(a)	10/01/25	EUR	15,920	(655)	94	(749)
3-Month LIBOR, 0.13%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(149,547)	130	(149,677)
3-Month LIBOR, 0.13%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(513,963)	168	(514,131)
0.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/19/26	USD	12,034	142,483	97	142,386
0.70%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/22/26	USD	3,289	36,924	27	36,897
3-Month LIBOR, 0.13%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(132,591)	187	(132,778)
0.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		04/08/26	USD	54,466	816,936	459	816,477
0.62%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		04/08/26	USD	22,427	314,203	189	314,014
3-Month LIBOR, 0.13%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(143,553)	459	(144,012)
3-Month LIBOR, 0.13%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(36,928)	189	(37,117)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.37%)	Annual	N/A		04/10/26	EUR	2,190	(16,502)	25	(16,527)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.36%)	Annual	N/A		04/10/26	EUR	2,190	(15,877)	25	(15,902)
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/26/26	USD	55,869	876,112	485	875,627
0.64%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/26	USD	84,240	1,283,329	732	1,282,597
0.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/26	USD	28,080	136,475	244	136,231
3-Month LIBOR, 0.13%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,304	(57,553)	81	(57,634)
1.69%	Annual	6-Month WIBOR, 0.21%	Semi-Annual	N/A		09/07/26	PLN	34,468	67,547	82	67,465
0.94%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/26	USD	5,482	40,102	50	40,052
3-Month LIBOR, 0.13%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(88,608)	24	(88,632)
0.71%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/25/30	USD	1,243	83,312	24	83,288
5.81%	Monthly	1-Month MXIBOR, 4.75%	Monthly	N/A		10/17/30	MXN	60,000	314,098	54	314,044
5.89%	Monthly	1-Month MXIBOR, 4.75%	Monthly	N/A		10/22/30	MXN	100,000	494,117	91	494,026
0.81%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/23/30	USD	5,481	316,479	107	316,372
1.17%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/04/31	USD	9,608	277,456	146	277,310
1.20%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/05/31	USD	2,857	76,801	43	76,758
5.52%	Monthly	1-Month MXIBOR, 4.75%	Monthly	N/A		02/11/31	MXN	120,000	768,801	7,715	761,086
1.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/18/31	USD	380	(3,776)	6	(3,782)
1.61%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/18/31	USD	770	(7,895)	13	(7,908)
1.66%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/25/31	USD	190	(2,764)	3	(2,767)
1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		03/30/31	USD	400	(6,521)	7	(6,528)
3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(206,604)	654	(207,258)
3-Month LIBOR, 0.13%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	(37,295)	190	(37,485)
1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/14/31	USD	1,200	(23,354)	1,017	(24,371)
1.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/31	USD	7,833	(67,603)	124	(67,727)
1.54%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/28/31	USD	3,545	(20,503)	56	(20,559)
1.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		06/01/31	USD	435	(4,761)	7	(4,768)
2.18%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/17/26	(a)	06/17/31	USD	11,926	(68,991)	111	(69,102)
2.18%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/17/26	(a)	06/17/31	USD	12,100	(69,305)	113	(69,418)
2.16%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/18/26	(a)	06/18/31	USD	12,100	(59,617)	113	(59,730)
1.99%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	07/02/26	(a)	07/02/31	USD	5,003	15,320	47	15,273
1.99%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	07/02/26	(a)	07/02/31	USD	11,674	33,604	109	33,495
0.02%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		08/26/31	EUR	8,789	127,869	175	127,694
1-Month MXIBOR, 4.75%	Monthly	7.08%	Monthly	N/A		09/02/31	MXN	81,564	(99,994)	65	(100,059)
1.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/12/21	(a)	10/12/31	USD	7,023	107,954	112	107,842
1.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/31	USD	4,275	72,918	68	72,850
1.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/31	USD	6,215	107,784	99	107,685
1.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/26/21	(a)	11/26/31	USD	3,889	53,235	62	53,173
1.41%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/30/21	(a)	11/30/31	USD	2,702	45,354	43	45,311
1.70%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/26/21	(a)	11/26/41	USD	2,087	51,205	50	51,155
1.30%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/19/50	USD	5,222	659,012	147	658,865
1.22%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		11/27/50	USD	6,800	990,792	191	990,601
1.45%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		12/11/50	USD	1,791	163,206	50	163,156
3-Month LIBOR, 0.13%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	7,691	(1,165,049)	217	(1,165,266)
1.27%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		12/30/50	USD	6,800	917,777	192	917,585
1.45%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/07/51	USD	6,212	583,137	190	582,947
1.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/08/51	USD	2,120	160,980	65	160,915
1.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/25/51	USD	4,697	242,298	144	242,154
1.48%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/28/51	USD	7,179	620,125	220	619,905
1.58%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/01/51	USD	4,957	316,551	152	316,399
1.66%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/04/51	USD	5,469	238,659	168	238,491

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/05/51	USD	2,857	$111,113	$88	$111,025
0.89%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/10/51	USD	3,789	865,767	116	865,651
3-Month LIBOR, 0.13%	Quarterly	1.24%	Semi-Annual	N/A		02/10/51	USD	5,684	(823,321)	175	(823,496)
1.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/22/51	USD	1,118	(17,547)	34	(17,581)
2.01%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/51	USD	4,051	(179,704)	127	(179,831)
1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/28/51	USD	668	(23,633)	21	(23,654)
2.04%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		06/07/51	USD	1,266	(63,190)	40	(63,230)
3-Month LIBOR, 0.13%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	4,593	(6,365)	144	(6,509)
1.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/23/51	USD	1,028	54,557	32	54,525
1.71%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/30/21	(a)	11/30/51	USD	989	37,951	31	37,920

									$8,987,782	$21,578	$8,966,204

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency				Value	(Received)	(Depreciation)
3.51%	Monthly	UK Retail Price Index All Items	Monthly	12/15/24	GBP	550	$17,649	$26	$17,623
3.35%	Monthly	UK Retail Price Index All Items	Monthly	01/15/25	GBP	270	11,908	13	11,895
3.14%	Monthly	UK Retail Price Index All Items	Monthly	05/15/25	GBP	320	22,341	14	22,327
3.43%	Monthly	UK Retail Price Index All Items	Monthly	11/15/25	GBP	2,680	199,732	129	199,603
4.20%	Monthly	UK Retail Price Index All Items	Monthly	09/15/26	GBP	730	2,936	12	2,924
4.37%	Monthly	UK Retail Price Index All Items	Monthly	09/15/26	GBP	458	(4,044)	7	(4,051)
UK Retail Price Index All Items	Monthly	3.58%	Monthly	12/15/29	GBP	550	(32,818)	30	(32,848)
UK Retail Price Index All Items	Monthly	3.48%	Monthly	01/15/30	GBP	270	(20,645)	14	(20,659)
UK Retail Price Index All Items	Monthly	3.35%	Monthly	05/15/30	GBP	320	(35,113)	16	(35,129)
UK Retail Price Index All Items	Monthly	3.51%	Monthly	11/15/30	GBP	2,680	(295,537)	146	(295,683)
UK Retail Price Index All Items	Monthly	3.54%	Monthly	12/15/30	GBP	530	(57,246)	29	(57,275)
US CPI Urban Consumers NAS	Monthly	2.32%	Monthly	02/25/31	USD	375	(22,280)	8	(22,288)
US CPI Urban Consumers NAS	Monthly	2.35%	Monthly	03/05/31	USD	109	(6,081)	2	(6,083)
US CPI Urban Consumers NAS	Monthly	2.35%	Monthly	03/05/31	USD	109	(6,129)	2	(6,131)
US CPI Urban Consumers NAS	Monthly	2.36%	Monthly	03/05/31	USD	219	(12,079)	4	(12,083)
US CPI Urban Consumers NAS	Monthly	2.45%	Monthly	03/18/31	USD	650	(28,719)	13	(28,732)
US CPI Urban Consumers NAS	Monthly	2.45%	Monthly	03/18/31	USD	320	(14,473)	7	(14,480)
US CPI Urban Consumers NAS	Monthly	2.44%	Monthly	03/25/31	USD	170	(7,692)	3	(7,695)
US CPI Urban Consumers NAS	Monthly	2.51%	Monthly	03/30/31	USD	330	(12,617)	7	(12,624)
US CPI Urban Consumers NAS	Monthly	2.67%	Monthly	05/14/31	USD	960	(16,447)	20	(16,467)
UK Retail Price Index All Items	Monthly	3.74%	Monthly	05/15/31	GBP	162	(12,964)	5	(12,969)
UK Retail Price Index All Items	Monthly	3.81%	Monthly	07/15/31	GBP	455	(23,919)	13	(23,932)
UK Retail Price Index All Items	Monthly	3.85%	Monthly	07/15/31	GBP	390	(17,807)	11	(17,818)
UK Retail Price Index All Items	Monthly	4.01%	Monthly	09/15/31	GBP	730	(1,759)	21	(1,780)
UK Retail Price Index All Items	Monthly	4.11%	Monthly	09/15/31	GBP	398	5,948	11	5,937
UK Retail Price Index All Items	Monthly	3.56%	Monthly	09/15/51	GBP	43	(134)	3	(137)
UK Retail Price Index All Items	Monthly	3.57%	Monthly	09/15/51	GBP	42	263	3	260

							$(367,726)	$569	$(368,295)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rite Aid Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/26	USD	28	$4,500	$2,352	$2,148
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	5,185	263,113	238,551	24,562
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	4,037	204,849	185,726	19,123
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	850	(5,697)	(10,906)	5,209

35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Goldman Sachs International	12/20/26	USD	2,687	$90,528	$62,939	$27,589
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,703	192,141	133,585	58,556
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	7,061	(67,766)	(81,009)	13,243
Republic of Philippines	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	5,288	(129,744)	(141,235)	11,491
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,651	196,110	192,300	3,810
Republic of South Africa	1.00	Quarterly	Citibank N.A.	12/20/26	USD	3,257	174,981	170,824	4,157
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	15,231	818,201	740,382	77,819
United Maxican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	32,609	15,742	(59,067)	74,809
United Maxican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	5,064	2,445	(9,173)	11,618
							$1,759,403	$1,425,269	$334,134

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Trust Fibrauno	1.00%	Quarterly	Citibank N.A.	06/20/26	N/R	USD	441	$(29,768)	$(46,445)	$16,677
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	407	(27,473)	(42,864)	15,391
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	104	(7,020)	(10,974)	3,954
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	77	(5,197)	(8,125)	2,928
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	25	(1,758)	1,783
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	88	23	(1,661)	1,684
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	24	(1,559)	1,583
			Morgan Stanley & Co.
CMBX.NA.9	2.00	Monthly	International PLC	09/17/58	N/R	USD	187	49	(3,372)	3,421
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	1,350	(103,656)	(134,596)	30,940
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	70	(5,374)	(348)	(5,026)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	265	(20,347)	(1,062)	(19,285)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	190	(14,589)	(576)	(14,013)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	70	(5,374)	(348)	(5,026)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	2,000	(153,564)	(219,783)	66,219
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	2,000	(153,564)	(228,349)	74,785
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R	USD	2,000	(153,564)	(226,106)	72,542

								$(679,369)	$(927,926)	$248,557

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	Semi-Annual	1-Day CLP Interbank Rate, 19,051.33%	Semi- Annual	Bank of America N.A.	N/A		04/01/23	CLP	5,282,574	$230,315	$—	$230,315
1-Day CLP Interbank Rate, 19,051.33%	Semi-Annual	1.65%	Semi- Annual	Bank of America N.A.	N/A		05/28/23	CLP	5,282,574	(245,175)	—	(245,175)
3-Month LIBOR, 0.13%	Quarterly	1.51%	Quarterly	BNP Paribas SA	09/21/22	(a)	09/21/23	KRW	5,158,733	(11,307)	—	(11,307)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR,
0.13%	Quarterly	1.51%	Quarterly	Citibank N.A.	09/21/22	(a)	09/21/23	KRW	5,158,733	$(11,113)	$—	$(11,113)
3-Month LIBOR,
0.13%	Quarterly	1.63%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/23	KRW	8,602,400	(10,077)	—	(10,077)
3-Month LIBOR,
0.13%	Quarterly	1.64%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/23	KRW	8,602,400	(9,358)	—	(9,358)
3-Month LIBOR,
0.13%	Quarterly	1.67%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/23	KRW	3,915,625	(3,441)	—	(3,441)
3-Month LIBOR,
0.13%	Quarterly	1.71%	Quarterly	BNP Paribas SA	09/21/22	(a)	09/21/23	KRW	3,915,625	(1,885)	—	(1,885)
3-Month LIBOR,
0.13%	Quarterly	2.29%	Quarterly	BNP Paribas SA	12/15/21	(a)	12/15/23	CNY	18,291	(1,554)	—	(1,554)
3-Month LIBOR,
0.13%	Quarterly	2.29%	Quarterly	Citibank N.A.	12/15/21	(a)	12/15/23	CNY	18,291	(1,500)	—	(1,500)
3-Month LIBOR,
0.13%	Quarterly	2.29%	Quarterly	BNP Paribas SA	12/15/21	(a)	12/15/23	CNY	13,680	(940)	—	(940)
3-Month LIBOR,
0.13%	Quarterly	2.34%	Quarterly	BNP Paribas SA	12/15/21	(a)	12/15/23	CNY	26,970	1,947	—	1,947
3-Month LIBOR,
0.13%	Quarterly	2.34%	Quarterly	Deutsche Bank AG	12/15/21	(a)	12/15/23	CNY	26,970	1,947	—	1,947
3-Month LIBOR,				JPMorgan Chase
0.13%	Monthly	5.38%	Monthly	Bank N.A.	03/15/23	(a)	03/15/24	INR	225,119	707	—	707
3-Month LIBOR,
0.13%	Monthly	5.38%	Monthly	Bank of America N.A.	03/15/23	(a)	03/15/24	INR	409,307	1,335	—	1,335
3-Month LIBOR,
0.13%	Monthly	5.38%	Monthly	Bank of America N.A.	03/15/23	(a)	03/15/24	INR	410,536	1,413	—	1,413
3-Month LIBOR,
0.13%	Monthly	5.38%	Monthly	Bank of America N.A.	03/15/23	(a)	03/15/24	INR	184,188	656	—	656
1-Day
BZDIOVER,				Morgan Stanley &
0.02%	Monthly	8.68%	Monthly	Co. International PLC	N/A		01/04/27	BRL	23,600	(319,541)	—	(319,541)
1-Day
BZDIOVER,
0.02%	Monthly	8.96%	Monthly	Citibank N.A.	N/A		01/02/29	BRL	289	(5,697)	—	(5,697)

										$(383,268)	$—	$(383,268)

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$40,113,595	$—	$40,113,595
Common Stocks
Canada	407,870	—	—	407,870
China	221,631	—	—	221,631
France	—	795,536	—	795,536
Germany	—	725,606	—	725,606
Ireland	296,958	—	—	296,958
Italy	—	173,563	—	173,563
Singapore	426,461	—	—	426,461
Sweden	—	18,933	—	18,933
Switzerland	389,430	489,381	—	878,811
Taiwan	1,340	—	—	1,340
United Kingdom	943,030	556,909	—	1,499,939
United States	15,499,451	—	—	15,499,451
Corporate Bonds
Argentina	—	2,093,043	—	2,093,043
Australia	—	675,147	—	675,147
Austria	—	2,685,902	—	2,685,902
Bahamas	—	194,750	—	194,750
Bahrain	—	863,826	—	863,826
Belgium	—	478,097	—	478,097
Bermuda	—	3,175,775	—	3,175,775
Brazil	—	10,345,407	—	10,345,407
Canada	—	1,939,434	—	1,939,434
Cayman Islands	—	10,468,715	—	10,468,715
Chile	—	3,325,378	—	3,325,378
China	—	4,802,941	—	4,802,941
Colombia	—	6,498,024	—	6,498,024
Denmark	—	280,881	—	280,881
Dominican Republic	—	819,339	—	819,339
Finland	—	397,606	—	397,606
France	—	7,353,378	—	7,353,378
Germany	—	8,933,916	—	8,933,916
Guatemala	—	1,459,778	—	1,459,778
Hong Kong	—	1,862,762	—	1,862,762
India	—	3,081,917	—	3,081,917
Indonesia	—	2,358,405	—	2,358,405
Ireland	—	493,364	—	493,364
Isle of Man	—	413,090	—	413,090
Israel	—	1,714,888	—	1,714,888
Italy	111,787	4,395,857	—	4,507,644
Japan	—	1,418,247	—	1,418,247
Jersey	—	2,739,359	—	2,739,359
Kazakhstan	—	473,800	—	473,800
Kuwait	—	1,206,754	—	1,206,754
Lithuania	—	494,313	—	494,313
Luxembourg	—	10,785,266	—	10,785,266
Malaysia	—	927,540	—	927,540
Mauritius	—	1,141,381	—	1,141,381
Mexico	—	19,906,453	—	19,906,453
Morocco	—	563,588	—	563,588
MultiNational	—	1,438,898	—	1,438,898
Netherlands	—	16,635,195	—	16,635,195
Norway	—	1,007,866	—	1,007,866
Oman	—	1,254,885	—	1,254,885

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Panama.	$—	$3,064,517	$—	$3,064,517
Paraguay	—	341,138	—	341,138
Peru	—	2,647,559	—	2,647,559
Qatar	—	1,675,157	—	1,675,157
Saudi Arabia	—	1,892,137	—	1,892,137
Singapore	—	2,303,481	—	2,303,481
South Africa	—	1,628,628	—	1,628,628
South Korea	—	920,554	—	920,554
Spain	—	2,380,398	—	2,380,398
Sweden	—	588,324	—	588,324
Switzerland	—	968,527	—	968,527
Thailand	—	1,066,608	—	1,066,608
Turkey	—	203,250	—	203,250
United Arab Emirates	—	2,269,609	—	2,269,609
United Kingdom	—	13,477,429	—	13,477,429
United States	—	52,309,149	—	52,309,149
Floating Rate Loan Interests	—	65,887,136	5,099,771	70,986,907
Foreign Agency Obligations	—	296,206,342	—	296,206,342
Investment Companies	13,618,355	—	—	13,618,355
Municipal Bonds	—	188,114	—	188,114
Non-Agency Mortgage-Backed Securities	—	61,765,213	1,388,897	63,154,110
Preferred Securities
Capital Trusts	—	7,914,211	—	7,914,211
Preferred Stocks
Germany	—	687,410	—	687,410
United States	1,306,800	327,923	—	1,634,723
U.S. Government Sponsored Agency Securities	—	218,815,250	—	218,815,250
U.S. Treasury Obligations	—	56,397,349	—	56,397,349
Warrants
United States	116,541	—	—	116,541
Venezuela	—	3,000	—	3,000
Short-Term Securities
Borrowed Bond Agreements	—	1,732,900	—	1,732,900
Money Market Funds	95,280,859	—	—	95,280,859
Options Purchased
Equity Contracts	1,420,985	65,005	—	1,485,990
Foreign Currency Exchange Contracts	—	1,494,853	—	1,494,853
Interest Rate Contracts	506,925	1,699,547	—	2,206,472
Other Contracts	—	15,192	—	15,192
Unfunded SPAC PIPE Commitments(a)	—	—	—	—
Liabilities
Investments
Borrowed Bonds	—	(1,730,952)	—	(1,730,952)
TBA Sale Commitments	—	(51,687,891)	—	(51,687,891)

	$130,548,423	$931,495,755	$6,488,668	$1,068,532,846

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$628,227	$—	$628,227
Equity Contracts	80,156	—	—	80,156
Foreign Currency Exchange Contracts	—	5,955,006	—	5,955,006
Interest Rate Contracts	1,890,059	13,780,842	—	15,670,901
Other Contracts	—	260,569	—	260,569
Liabilities
Credit Contracts	—	(157,200)	—	(157,200)
Equity Contracts	(588,252)	(4,709)	—	(592,961)
Foreign Currency Exchange Contracts	—	(4,900,355)	—	(4,900,355)

39

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Interest Rate Contracts.	$(4,638,260)	$(7,579,808)	$—	$(12,218,068)
Other Contracts.	—	(628,864)	—	(628,864)

	$(3,256,297)	$7,353,708	$—	$4,097,411

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.

(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $180,949 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation		Currency Abbreviation (continued)

AUD	Australian Dollar	ZAR	South African Rand

BRL	Brazilian Real

CAD	Canadian Dollar	Portfolio Abbreviation

CHF	Swiss Franc

CLP	Chilean Peso	ADR	American Depositary Receipt

CNH	Chinese Yuan	AMT	Alternative Minimum Tax

CNY	Chinese Yuan	BZDIOVER	Overnight Brazil CETIP — Interbank Rate

COP	Colombian Peso	CLO	Collateralized Loan Obligation

CZK	Czech Koruna	CMT	Constant Maturity Treasury

DKK	Danish Krone	CPI	Consumer Price Index

EUR	Euro	CR	Custodian Receipt

GBP	British Pound	DAC	Designated Activity Company

HKD	Hong Kong Dollar	ETF	Exchange-Traded Fund

IDR	Indonesian Rupiah	EURIBOR	Euro Interbank Offered Rate

INR	Indian Rupee	FREMF	Freddie Mac Multifamily Securities

JPY	Japanese Yen	FTSE	Financial Times Stock Exchange

KRW	South Korean Won	GMTN	Global Medium-Term Note

MXN	Mexican Peso	GOL	General Obligation Ltd.

MYR	Malaysian Ringgit	JSC	Joint Stock Company

NOK	Norwegian Krone	LIBOR	London Interbank Offered Rate

NZD	New Zealand Dollar	LP	Limited Partnership

PLN	Polish Zloty	MSCI	Morgan Stanley Capital International

RUB	New Russian Ruble	MTN	Medium-Term Note

SEK	Swedish Krona	MXIBOR	Mexico Interbank Offered Rate

SGD	Singapore Dollar	PCL	Public Company Limited

TRY	Turkish Lira	PIK	Payment-in-Kind

TWD	New Taiwan Dollar	PIPE	Private Investment in Public Equity

USD	United States Dollar	PJSC	Public Joint Stock Company

		RB	Revenue Bond

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	40

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Strategic Global Bond Fund, Inc.

Portfolio Abbreviation (continued)

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAN	State Aid Notes

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SPAC	Special Purpose Acquisition Company

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

41